AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 7, 1998
                                             SECURITIES ACT FILE NO. 333-
                                     INVESTMENT COMPANY ACT FILE NO. 811-
===============================================================================

                            UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549
                             ----------
                              FORM N-2
          Registration Statement Under the Securities Act of 1933 <checked-box>
                         Pre-Effective Amendment No. ___            <square>
                        Post-Effective Amendment No. ___            <square>
  Registration Statement Under The Investment Company Act of 1940 <checked-box>
                               Amendment No. ____                   <square>
                              ----------
                             REDSS TRUST I
               (Exact Name of Registrant as Specified in Charter)

                       c/o CIBC Oppenheimer Corp.
                         CIBC Oppenheimer Tower
                         World Financial Center
                         New York, New York 10281
                  (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: 212-667-7000

                              Robert A. Blum
                           CIBC Oppenheimer Tower
                           World Financial Center
                          New York, New York 10281
                  (Name and Address of Agent for Service)

                              With copies to:
                          Thomas A.  McGavin, Jr.
                             Rogers & Wells LLP
                               200 Park Avenue
                          New York, New York 10166

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

      If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. <square>
                                    ---------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                   PROPOSED               PROPOSED
 TITLE OF SECURITIES      AMOUNT BEING         MAXIMUM OFFERING       MAXIMUM AGGREGATE    AMOUNT OF
  BEING REGISTERED        REGISTERED (1)      PRICE PER SHARE(2)      OFFERING PRICE(2)   REGISTRATION FEE
REDSS representing shares 1,150,000 shares          $10.00               $11,500,000         $3,393.00
of beneficial
interest

[FN]
(1) Includes an aggregate of 150,000 REDSS that (i) may be issued in connection with the exercise of an over-allotment option and (ii) were subscribed for and purchased by CIBC Oppenheimer Corp. in connection with the formation of REDSS Trust I.
(2)   Estimated solely for the purpose of calculating the registration fee.

                                   ----------
THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A) MAY DETERMINE.
===============================================================================

                               REDSS TRUST I
                           CROSS-REFERENCE SHEET
                       PARTS A AND B OF PROSPECTUS*

ITEM
NO.        CAPTION                                          PROSPECTUS CAPTION
----       -------                                          ------------------
1.         Outside Front Cover............................  Front Cover Page
2.         Inside Front and Outside Back Cover Page.......  Not Applicable
3.         Fee Table and Synopsis.........................  Prospectus Summary
4.         Financial Highlights...........................  Not Applicable
5.         Plan of Distribution...........................  Prospectus Summary; Underwriting
6.         Selling Shareholders...........................  Not Applicable
7.         Use of Proceeds................................  Use of Proceeds; Investment Objectives and
                                                            Policies
8.         General Description of the Registrant..........  Front Cover Page; Prospectus Summary; Risk
                                                            Factors Relating to REDSS; The Trust;
                                                            Investment Restrictions; Investment Objectives
                                                            and Policies
9.         Management.....................................  Management and Administration of the Trust
10.        Capital Stock, Long-Term Debt and Other
              Securities;.................................  Description of the Securities; Certain United
                                                            States Federal Income Tax Considerations
11.        Defaults and Arrears on Senior Securities......  Not Applicable
12.        Legal Proceedings                                Not Applicable
13.        Table of Contents of the Statement of
              Additional Information......................  Not Applicable
14.        Cover Page.....................................  Not Applicable
15.        Table of Contents..............................  Not Applicable
16.        General Information and History................  The Trust
17.        Investment Objective and Policies..............  Investment Objectives and Policies; Investment
                                                            Restrictions
18.        Management.....................................  Management and Administration of the Trust
19.        Control Persons and Principal
              Holders of Securities.......................  Management and Administration of the Trust
20.        Investment Advisory and Other Services.........  Management and Administration of the Trust
21.        Brokerage Allocation and Other Practices.......  Investment Objectives and Policies
22.        Tax Status.....................................  Certain United States Federal Income Tax
                                                            Considerations
23.        Financial Statements...........................  Statement of Assets and Liabilities

_____________________
*     Pursuant to the General Instructions to Form N-2, all information  required  to  be  set  forth  in  Part
B:
      Statement of Additional Information has been included in Part A:  The Prospectus.  Information required to be
      included  in  Part  C is set forth under the appropriate item, so numbered, in Part C of the N-2
Registration
      Statement.

               SUBJECT TO COMPLETION, DATED [           ], 1998

PROSPECTUS

                            1,000,000 REDSS<service-mark>
                               REDSS TRUST I
             (SUBJECT TO EXCHANGE INTO SHARES OF COMMON STOCK,
                  PAR VALUE $___ PER SHARE, OF [COMPANY])

             This is an initial public offering of trust securities referred to as REDSS. There is currently no public market for the REDSS. Application has
been made to list the REDSS on the [        ] under the symbol "_____."

             As an owner of REDSS you will receive an annual distribution of __% of the Initial Price of your REDSS, payable quarterly. You will also receive on _______, 2001, between _____ and 1.0 shares of Common Stock of __________, or cash with an equivalent value. The number of shares of Common Stock you will receive depends on the market value of the shares at that time: the higher the market value, the fewer shares you will receive. The REDSS are not subject to optional redemption prior to the Exchange Date.

             For your convenience, you may refer to the attached prospectus of ________ for the shares of Common Stock exchangeable for the REDSS. The Common
Stock is quoted on the [     ] under the symbol "_______."

             INVESTING IN SECURITIES EXCHANGEABLE FOR COMMON STOCK INVOLVES CERTAIN RISKS. SEE "RISK FACTORS RELATING TO REDSS" BEGINNING ON PAGE __.

                                                   PER REDSS                 TOTAL
             Public offering price
             Underwriting discount or commission
             Proceeds to the Trust

             The public offering price will equal the last  sale  price  of the
Common  Stock  on  the  day  before  the  offering.   The Trust has granted the
Underwriter an option to acquire an additional ________ REDSS.

             NEITHER  THE  SECURITIES  AND EXCHANGE COMMISSION  NOR  ANY  STATE
SECURITIES  COMMISSION  HAS  APPROVED  OR  DISAPPROVED   THESE   SECURITIES  OR
DETERMINED  IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION  TO
THE CONTRARY IS A CRIMINAL OFFENSE.

             The   Underwriter   is  offering  the  REDSS  subject  to  various
conditions and may reject all or part of any order.

                                  CIBC OPPENHEIMER CORP.

__________  ___, 1998

             REDSS<service-mark> is a service mark of Canadian Imperial Bank of Commerce.

The information contained in this Prospectus is not complete and may be amended. These securities may not be sold until the related registration statement filed with the Securities and Exchange Commission or any applicable
State securities commission becomes effective. The Prospectus is not an offer to sell nor is it seeking an offer to buy these securities in any State where the offer or sale is not permitted.

                                 TABLE OF CONTENTS

                               PAGE                                        PAGE
                               ----                                        ----

Prospectus Summary..............  3        Investment Restrictions.......... 25
Risk Factors Relating to REDSS.. 10        Net Asset Value.................. 25
  Internal Management;                     Description of the REDSS......... 26
  No Portfolio Management....... 10          Book-Entry System.............. 26
  Relationship to Common Stock;            Management and Administration
    Limitations on Opportunity               of the Trust................... 28
    for Equity Appreciation;                 Trustees....................... 28
    Potential Losses............ 10          Administrator.................. 28
  Market Price of REDSS......... 10          Custodian...................... 29
  Trading Value; Listing Impact              Paying Agent................... 29
    of the REDSS on the Market               Indemnification................ 29
    for the Common Stock........ 11          Distributions.................. 29
  Dilution Adjustments;                      Estimated Expenses............. 30
    Stockholders Rights......... 12        Certain United States Federal
  No Obligation on the Part of             Income Tax Considerations........ 30
    the Company with respect to              Tax Status of the Trust........ 31
    the REDSS or the Contracts.. 12          Tax Consequences to United
  Net Asset Value............... 12            States Holders............... 31
  Non-Diversified Status........ 12          Non-United States Persons...... 33
  Uncertainty of Federal Income              Back-up Withholding and
    Tax Consequences............ 12            Information Reporting........ 34
  Risk Factors Relating to                 Underwriting..................... 34
    the Company................. 13        Legal Matters.................... 36
  Risk Relating to Bankruptcy of           Experts.......................... 36
    the Selling Shareholders.... 14        Additional Information........... 36
The Trust....................... 14        Report of Independent
Use of Proceeds................. 14          Accountants to the Trustees
Investment Objectives and                    of REDSS Trust I............... 38
  Policies Trust Assets......... 14        Statement of Assets, Liabilities
  Enhanced Yield; Less Potential             and Capital.................... 39
    for Equity Appreciation                Notes to Statement of Assets,
    than Common Stock; No                    Liabilities and Capital........ 40
    Depreciation Protection..... 17
  The Company................... 17
  The Contracts................. 18
  The Treasury Securities....... 24
  Temporary Investments......... 25
  Trust Termination............. 25
  Delivery of Common Stock
    and Marketable Securities;
    No Fractional Shares of
    Common Stock or Marketable
    Securities.................. 25

                                ------------

      This Prospectus contains cross-references to captions where you can find further related discussions. This Table of Contents provides the pages where you will find these captions.

                                      2

                              PROSPECTUS SUMMARY

      THIS  SUMMARY  HIGHLIGHTS  INFORMATION  CONTAINED   ELSEWHERE   IN   THIS
PROSPECTUS.  IT IS NOT COMPLETE AND MAY NOT CONTAIN ALL OF THE INFORMATION THAT
YOU  SHOULD CONSIDER BEFORE INVESTING IN THE REDSS.  YOU SHOULD READ THE ENTIRE
PROSPECTUS CAREFULLY, INCLUDING THE "RISK FACTORS RELATING TO REDSS" SECTION.

THE TRUST

      REDSS Trust I (the "Trust") is a newly organized Delaware business trust that is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust will dissolve on or shortly after _______, 2001 (the "Exchange Date"), but may dissolve earlier under limited circumstances.

THE OFFERING

      The REDSS evidence ownership of proportionate shares of the assets of the
Trust.   By  this  prospectus,  CIBC  Oppenheimer Corp. (the "Underwriter")  is offering to the public _______ REDSS at an "Initial Price" of $_____ per REDSS.
In addition, the Trust has granted the  Underwriter an option to purchase up to
an additional ________ REDSS to cover over-allotments,  if  any.   The  Initial
Price  equals  the  last  sale  price of the common stock, par value $_____ per share (the "Common Stock"), of ______  (the  "Company")  on  ______,  1998,  as
reported in the _______.

ASSETS OF THE TRUST; INVESTMENT OBJECTIVES AND POLICIES

      The assets of the Trust will consist solely of:

      <circle> A  portfolio  of  stripped  U.S.  Treasury  Securities  maturing quarterly through the Exchange Date and representing in the aggregate approximately __% of the initial assets of the Trust
               (the "Treasury Securities"), and

      <circle> One or more forward purchase contracts (the "Contracts") between the Trust and a current shareholder of the Company (the "Selling
               Shareholders").

      The Treasury  Securities will represent approximately  __% of the initial
assets of the Trust.   The  Contracts  will  represent the balance of the Trust
assets.

PURPOSE OF THE TRUST

      The REDSS provide investors with a higher yield than the current dividend yield paid on the Common Stock. The annual calendar year distribution on the REDSS is $_______ per REDSS. The dividend paid per share of the Company's
Common Stock for its fiscal year ended _________, 199_ was $____.

      The REDSS also provide  you  the opportunity to share in the appreciation
and depreciation of the Common Stock.   However, while you will bear all of the
depreciation of the Common Stock, you will benefit from the appreciation of the
Common  Stock only if it appreciates above  $____  per  share,  the  "Threshold
Appreciation  Price."   In  addition,  you will realize a smaller amount of any
appreciation in the value of the Common  Stock  over the Threshold Appreciation
Price by investing in REDSS than if you invested directly in the Common Stock.

                                      3

DISTRIBUTIONS PRIOR TO EXCHANGE DATE

      You will receive distributions at the rate  per REDSS of $_____ per annum or $_______ per quarter, payable quarterly on each  ______  , _______, ________
and  ________  (each  a  "Distribution Date").  If any payment date  is  not  a
"Business Day," you will receive  payments on the next succeeding Business Day.
Distributions  will begin on ______,  1998.   See  "Investment  Objectives  and
Policies -- Trust Assets."

DISTRIBUTIONS ON EXCHANGE DATE

      On the Exchange  Date,  you will receive between ______ and 1.0 shares of
Common Stock.  Alternately, in  lieu  of shares of Common Stock you may receive
cash with a value equal to that number  of  shares.   The  number of shares you
will receive may be adjusted to account for certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights  or warrants or distributions  of  assets  with  respect  to the Common Stock.  If the  Company merges into another entity, or liquidates,  or in certain other events, you may also receive consideration in the form of cash or "Marketable Securities."  You will also receive cash in lieu of any fractional  shares  of  Common  Stock  or
"Marketable Securities."

THE CONTRACTS

      DELIVERY OF COMMON STOCK OR CASH

      The  Trust  will  enter  into  a  separate  Contract  with  each  Selling
Shareholder.   Each  Contract  obligates  the Selling Shareholder to deliver  a
number  of  shares  of Common Stock to the Trust  on  the  Exchange  Date.   In
addition, each Selling Shareholder may elect to deliver cash in an amount equal to  the  value of the Common  Stock  it  is  required  to  deliver  instead  of delivering shares of Common Stock.  The Selling Shareholders' obligations under the Contracts will be several not joint.

      The Contracts require the Selling Shareholders to deliver the following number of shares of Common Stock per REDSS:

      <circle> if the value  of  the  Common  Stock  is  between  the Threshold
               Appreciation Price and the Initial Price, a number of shares of Common Stock having a value equal to the Initial Price;

      <circle> if the value of the Common Stock is equal to or greater than the
               Threshold  Appreciation  Price,  _______ shares of Common Stock;
               and

      <circle> if the value of the Common Stock is less than the Initial Price, one share of Common Stock.

                                      4

                                   [CHART]

      The value of the Common Stock on the Exchange Date will equal the "Exchange Price" which means the average "Closing Price" per share of the Common Stock on the 20 "Trading Days" immediately prior to, but not including, the Exchange Date.

      PURCHASE PRICE OF THE COMMON STOCK

      At the time of the closing of this offering, the Trust will pay each Selling Shareholder a purchase price equal to $______ per share of Common Stock initially subject to the Contract.

      COLLATERAL SECURITY

      The obligations of each Selling Shareholder under its Contract will be secured by a pledge of one share of Common Stock for each share subject to the Contract or, at the election of such Selling Shareholder, by substitute collateral consisting of U.S. Government securities.

      ACCELERATION OF CONTRACT UPON DEFAULT

      If a Selling Shareholder defaults under its Contract or the related collateral arrangements, the Trust may accelerate the Contract and distribute to investors all or a portion of the Common Stock, Marketable Securities or cash subject to the Contract and related Treasury Securities then held by the Trust.

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

      There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the REDSS. You should be aware that the Internal Revenue Service might take a different view from that described in this Prospectus of the proper characterization of the REDSS and of your tax consequences. See "Risk Factors Relating to REDSS" and "Certain United States
Federal Income Tax Considerations."

                                      5

      TRUST IS A "GRANTOR TRUST."

      The Trust will treat the REDSS for U.S. federal income tax purposes as beneficial interests in a grantor trust owned solely by the holders of REDSS.
The Trust will follow this treatment in reporting your income from the Trust to the Internal Revenue Service.

      "ORIGINAL ISSUE DISCOUNT" ON TREASURY SECURITIES.

      The Trust will purchase the Treasury Securities  at  an  "original  issue
discount."   This  original  issue  discount  will  accrue over the term of the
Treasury  Securities.   You must recognize your share of  this  original  issue
discount as income for federal income tax purposes as it accrues.  However, you will receive a substantial  portion  of  each  quarterly cash distribution as a tax-free return of your cost for the Treasury Securities.

      GAIN OR LOSS ON CONTRACTS.

      You will not recognize taxable income, gain or loss when the Trust enters into the Contracts and should not recognize taxable income, gain or loss with respect to the Contracts over their term. However, you should be aware that it is possible that the Internal Revenue Service will assert that you should include certain amounts in income over the term of the Contracts. These amounts, together with your share of the original issue discount from the Treasury Securities, may exceed the aggregate amount of your quarterly cash distributions.

      You also will not recognize taxable income, gain or loss on the delivery of Common Stock to the Trust or on the distribution of the Common Stock upon the termination of the Trust. However, you will have taxable gain or loss if you receive cash upon dissolution of the Trust for any reason or if you receive cash in lieu of fractional shares of Common Stock distributed upon termination of the Trust.

      Your aggregate basis in your shares of Common Stock will equal your basis in your pro rata portion of the Contracts less the portion of such basis allocable to pay any fractional shares of Common Stock for which you received a cash payment.

THE COMPANY

      The Company is [description].

      You  will  find  attached  to this Prospectus a prospectus of the Company
which  describes  the  Company  and the  Common  Stock.   The  Company  is  not
affiliated with the Trust, will not  receive  any  of the proceeds of the REDSS and will have no obligations with respect to the REDSS  or  the Contracts.  The prospectus of the Company is being delivered to prospective purchasers of REDSS for convenience of reference only.  The prospectus of the Company is not a part of  this  Prospectus,  and this Prospectus does not incorporate  the  Company's prospectus by reference.

MANAGEMENT AND ADMINISTRATION OF THE TRUST

      The Trust will be  internally  managed  and  will  not have an investment
adviser.   Three trustees will oversee the administration of  the  Trust.   The
Bank of New  York, as trust administrator (the "Administrator"), will carry out the day-to-day administration of the Trust.  The Bank of New York will also act as custodian for  the Trust's assets (the "Custodian") and as paying agent (the
"Paying Agent"), registrar and transfer agent with respect to the REDSS.

                                      6

RISK FACTORS

      NO SALE OF TRUST ASSETS         The  Trust has adopted a policy  that  it
                                will  not  dispose of  any  Contract  during the
                                term  of  the  Trust,  or  any  of the Treasury
                                Securities  before  their  maturities,   except
                                upon  the  acceleration  of  a  Contract.   The
                                Trust  will  continue  to  hold  the  Contracts
                                despite any significant decline in  the  market
                                price of the Common  Stock or  adverse  changes
                                in the financial condition of the Company.

      CURRENT RETURN                  The  yield  on  the REDSS  is higher than
                                the   current  dividend  yield  on  the  Common
                                Stock.   However,  there  is  no assurance that
                                the   yield   on  the  REDSS  will  exceed  the
                                dividend  yield  on the  Common  Stock over the
                                term of the Trust.

      AMOUNT PAID AT                  The  amount  you  will  receive   at  the
      MATURITY WILL FLUTUATE    Exchange  Date will fluctuate with  the  market
      WITH THE VALUE OF THE     price  of  the  Common  Stock  and  may be less
      COMMON STOCK              than or may be greater  than  the Initial Price
                                of  the  REDSS.  You  bear  the  full risk of a
                                decline  in  the  value  of  the  Common  Stock
                                prior to  the  Exchange  Date.  If the Exchange
                                Price  is  less than  the  Initial  Price,  you
                                will receive  at  the  Exchange Date  less than
                                the amount you paid  for  the  REDSS  and  your
                                investment in  REDSS  will result  in  a  loss.
                                If the  Company  becomes insolvent or bankrupt,
                                you could lose your entire investment.

      LIMITED OPPORTUNITY
      FOR EQUITY APPRECIATION         You  will  realize  a  smaller  amount of
                                any  appreciation  in  the  value of the Common
                                Stock   by   investing in  REDSS  than  if  you
                                invested directly  in the Common Stock because:

                                <circle> The value  of the Common Stock you may
                                         receive  at  the  Exchange  Date  will
                                         exceed the  Initial Price  only if the
                                         shares appreciate above  the Threshold
                                         Appreciation  Price,  which represents
                                         an   appreciation   of  __%  over  the
                                         Initial Price.

                                <circle> You  are  entitled  to  receive   only
                                          _____% of  any  appreciation  of  the
                                          value  of  the Common Stock in excess
                                          of the Threshold Appreciation Price.

                                In  addition,  because  the  Exchange  Price is
                                generally based on a  20 Trading  Day  average,
                                the   value   of  a  share  of   Common   Stock
                                distributed on  the  Exchange  Date may be more
                                or  less  than  the  Exchange  Price  used   to
                                determine the  amount you will  receive at  the
                                Exchange Date.

      NO  DIVERSIFICATION             The  Trust  is   classified  as   a "non-
      OF ASSETS                 diversified"   investment   company  under  the
                                Investment  Company  Act  of  1940,  as amended
                                ("Investment Company Act")  and  is not limited
                                in the proportion  of  its assets  that  may be
                                invested   in   the  securities   of  a  single

                                      7

                                issuer.  Because the  Trust  will hold only the
                                Treasury Securities  and   the   Contracts, you
                                may incur greater  risk  than would be the case
                                for an investment company with more diversified
                                investments.

      TRADING PRICE OF REDSS          The  trading  prices of the  REDSS in the
      VARIES WITH TRADING       secondary  market  will be directly affected by
      PRICE OF COMMON STOCK     the trading prices of the  Common  Stock in the
                                secondary   market.   The  Company's  operating
                                results and prospects, economic, financial  and
                                other   factors  and  market  conditions   will
                                influence  the  trading  prices  of  the Common
                                Stock.

      BANKRUPTCY OF SELLING           A  bankruptcy  of  a  Selling Shareholder
      SHAREHOLDER               could adversely affect the timing of settlement
                                of  the  REDSS and, as a result, the amount you
                                receive on the REDSS.

LISTING

      The trust has applied to list  the  REDSS  on the [                     ]
under the  symbol "_____."

FEES AND EXPENSES

      Because  the Trust will use the proceeds of the  sale  of  the  REDSS  to purchase the Contracts,  the  Selling  Shareholders will pay to the Underwriter
compensation of $      per each REDSS sold  by  the Trust.  See "Underwriting."
At the closing of this offer, the Underwriter will  pay the costs of organizing
the Trust, estimated to be $       , and of the initial registration and public
offering of the REDSS, estimated to be $       .  At  that time the Underwriter
will  also  make  a  one-time  payment  of the estimated ongoing  fees  of  the
Administrator,  the  Custodian,  the  Paying   Agent   and  each  Trustee.  The
Underwriter will also pay any ongoing expenses of the Trust  in excess of these estimated amounts and will reimburse the Trust for any amounts  that  the Trust will  have  to  pay  as indemnification to any Trustee, the Administrator,  the
Custodian or the Paying  Agent.   The  Selling  Shareholders will reimburse the
Underwriter for fees and expenses paid by the Underwriter  and for any eventual
indemnification.   Neither  you  nor  the  Trust will bear any direct  fees  or expenses. You might be indirectly responsible  for  the  compensation  that the
Underwriter  will receive on the sale of the REDSS and for the ongoing expenses
of the Trust.   These  ongoing  expenses  of  the  Trust  are  estimated  to be
$         per year.
                                      8

Investor Transaction Expense
   Sales Load (as a percentage of offering price). . . . . . . . . .        __%

Annual Expense
   Management Fees. . . . . . . . . . . . . . . . . . . . . . .   . .        0%
   Other Expenses (after reimbursement by the Selling Shareholder). .          0%
                                                                            --

   Total Annual Expenses                                                     0%

      Absent the reimbursement, the Trust's "total annual expenses" would be equal to approximately _____% of the Trust's average net assets.

Below is an illustration of the direct and indirect expenses that you will bear. You should note that the 5% annual return in the illustration below, does not reflect the financial terms of the Trust in an accurate manner.

                                                                     1 YEAR      3 YEARS
      You would pay the following expenses (i.e., the
      applicable sales load and allocable portion of ongoing
      expenses paid by Underwriter and the Selling
      Shareholder) on a $1,000 investment, assuming a 5%
      annual return..............................................    $_____      $_____

                        RISK FACTORS RELATING TO REDSS

INTERNAL MANAGEMENT; NO PORTFOLIO MANAGEMENT

      The Trust will be internally managed by its Trustees and will not have any separate investment adviser. The Trust has adopted a fundamental policy that it will not dispose of any Contract during the term of the Trust or any of the Treasury Securities held by the Trust prior to the earlier of its maturity and the termination of the Trust, except for a partial liquidation of Treasury Securities following acceleration of any Contract. As a result, the Trust will continue to hold the Contracts despite any significant decline in the market price of the Common Stock or adverse changes in the financial condition of the Company (or comparable developments affecting any Marketable Securities that may be substituted for the Common Stock, or the issuer thereof). The Trust will not be managed like a typical closed-end investment company.

RELATIONSHIP  TO  COMMON  STOCK;   LIMITATIONS   ON   OPPORTUNITY   FOR  EQUITY
APPRECIATION; POTENTIAL LOSSES

      RELATIONSHIP OF CURRENT YIELDS. The yield on the REDSS is higher than the current dividend yield on the Common Stock. However, there is no assurance that the yield on the REDSS will be higher than the dividend yield on the Common Stock over the term of the Trust.

      POTENTIAL LOSS ON FLUCTUATION OF VALUE OF COMMON STOCK. The amount you will receive at the Exchange Date is not fixed, but will be determined at the Exchange Date on the basis of the market price of the Common Stock at that time. The amount you will receive at the Exchange Date may be less than or may be greater than the Initial Price of the REDSS. You bear the full risk of a decline in the value of the Common Stock prior to the Exchange Date. If the Exchange Price is less than the Initial Price, the amount you will receive at the Exchange Date will generally be less than the amount you paid for the REDSS, and your investment in REDSS will result in a loss. If the Company became insolvent or bankrupt, you could lose your entire investment.

      LIMITED OPPORTUNITY FOR EQUITY APPRECIATION. Your opportunity for equity appreciation from investing in REDSS is less than your opportunity for equity appreciation from a direct investment in the Common Stock because:

      <circle>  The amount you will receive at the Exchange Date will generally exceed the Initial Price only if the Exchange Price exceeds the Threshold Appreciation Price (which represents an appreciation of ____% over the Initial Price).

      <circle>  You  will  receive  at  the  Exchange  Date only ____%  of  any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price.

See "Investment objectives and Policies -- Trust Assets" for an illustration of the amount you will receive at the Exchange Date at various Exchange Prices. In addition, because the Exchange Price is generally based on a 20 Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Exchange Price used to determine the amount you will receive at the Exchange Date.

MARKET PRICE OF REDSS

      The market price of the REDSS at any time will change primarily in response to changes in the price of Common Stock. It is impossible to predict whether the price of the Common Stock will rise or fall. See the prospectus relating to the Company and to the Common Stock attached hereto. Any of the following factors may influence trading prices of Common Stock:

      <circle>  The Company's operational results and prospects.

      <circle>  Complex  and  interrelated  political,  economic, financial and other factors that can affect the capital markets generally, the stock exchange or quotation system on which Common Stock is traded or listed and the market segment of which the Company is a part.

      The sale by the Selling Shareholders or another principal shareholder of the Company of securities with terms similar to those of the REDSS or of the Common Stock may also influence trading prices of the Common Stock. As of the date hereof the Selling Shareholders held an aggregate of _______ shares of Common Stock of which ______ shares of Common Stock (assuming the Underwriter's over-allotment option is exercised in full) may be delivered by the Selling Shareholders to the Trust at the Exchange Date.

TRADING VALUE; LISTING

      The REDSS are innovative securities and have no trading history, and it is not possible to predict how they will trade in the secondary market. The trading price of the REDSS may vary considerably prior to the Exchange Date due to, among other things, fluctuations in the price of the Common Stock and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

      Each Underwriter currently intends, but is not obligated, to make a market in the REDSS. Any Underwriter may discontinue any market-making at any time in its sole discretion without notice. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide you with liquidity of investment or that it will continue for the life of the REDSS.

      The Trust has applied to list the REDSS on the [       ].   Assuming  the
acceptance  of  such application, there can be no assurance that the REDSS will
not later be delisted  or  that  trading  in  the  REDSS  on the [       ] will
continue without suspension. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the REDSS on another national securities exchange or for quotation on another trading market. If the REDSS are not listed or traded on any securities exchange or trading market, or if trading of the REDSS is suspended, pricing information for the REDSS may be more difficult to obtain, which may adversely affect the price and liquidity of the REDSS.

IMPACT OF THE REDSS ON THE MARKET FOR THE COMMON STOCK

      It is not possible to predict accurately how or whether the REDSS will trade in the secondary market or whether such market will be liquid. Any market that develops for the REDSS is likely to influence and be influenced by the market for the Common Stock. For example, the price of the Common Stock could become more volatile and could be depressed by:

      <circle> Investors' anticipation of  the  potential distribution into the market of substantial additional amounts of Common Stock at the termination of the Trust.

      <circle>  Possible  sales  of  the Common Stock by investors who view the
                REDSS as a more attractive means of equity participation in the Company.

      <circle> Hedging or arbitrage trading activity that may develop involving the REDSS and the Common Stock.

DILUTION ADJUSTMENTS; STOCKHOLDERS RIGHTS

      The number of shares of Common Stock that you will receive at the termination of the Trust may be adjusted for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objectives and Policies -- The Contracts -- Dilution Adjustments; Adjustment Events." However, no adjustment will occur for other events, such as offerings of Common Stock for cash or in connection with acquisitions, that may adversely affect the price of the Common Stock. Because the number of shares of the Common Stock you will receive at the Exchange Date depends upon the price of the Common Stock, these other events may adversely affect the trading price of the REDSS. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, Common Stock in the future, or as to the amount of any such offerings or sales. In addition, until you receive Common Stock upon a distribution by the Trust, you will not be entitled to any rights to the Common Stock, including voting rights or rights to receive dividends or other distributions on the Common Stock.

NO OBLIGATION ON THE PART OF THE COMPANY WITH RESPECT TO THE REDSS OR THE CONTRACTS

      The Company has no obligations with respect to the REDSS, the Contracts or the amount you receive at the Exchange Date, including any obligation to take your needs or the needs of the Trust into consideration for any reason. The Company will not receive any of the proceeds of the offering of the REDSS and is not responsible for, and has not participated in, the determination of the time of sale of, quantities of or prices for the REDSS to be issued or the determination or calculation of the amount you will receive at the Exchange Date. The Company is not involved with the administration or trading of the REDSS.

NET ASSET VALUE

      The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the REDSS will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors the realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. The REDSS are not subject to redemption prior to the Exchange Date or the earlier termination of the Trust.

NON-DIVERSIFIED STATUS

      The Trust is considered non-diversified under the Investment Company Act, which means that the Trust is not limited in the proportion of its assets that it may invest in the obligations of a single issuer. Because the Trust will hold or receive only the Treasury Securities and the Contracts or other assets subject to the Contracts, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

UNCERTAINTY OF FEDERAL INCOME TAX CONSEQUENCES

      No statutory, judicial or administrative authority directly addresses the characterization of the REDSS or instruments similar to the REDSS for U.S. federal income tax purposes. As a result, significant aspects of the U.S. federal income tax consequences of an investment in the REDSS are not certain. The Trust has not requested a ruling from the Internal Revenue Service for the REDSS and cannot provide any assurance that the Internal Revenue Service will agree with the conclusions expressed under "Certain United States Federal Income Tax Considerations."

RISK FACTORS RELATING TO THE COMPANY

      Investors in the REDSS should carefully consider the information in the prospectus of the Company attached hereto, including the information contained therein under "Risk Factors."

RISK RELATING TO BANKRUPTCY OF THE SELLING SHAREHOLDERS

      The Trust believes that the Contracts constitute "securities contracts" for purposes of the Bankruptcy Code. Liquidation of "securities contracts" would not be subject to the automatic stay provisions of the Bankruptcy Code in the event of the bankruptcy of a Selling Shareholder. It is, however, possible that a court would determine that the Contracts do not qualify as "securities contracts" for this purpose, in which case a Selling Shareholder's bankruptcy may cause a delay in settlement of the Selling Shareholder's Contract, or otherwise subject the Contract to bankruptcy proceedings, which could adversely affect the timing of settlement and could impair the Trust's ability to distribute the Common Stock or other assets subject to such Contract and the related Collateral Agreement to you on a timely basis and, as a result, could adversely affect the amount you receive on the REDSS and/or the timing of such receipt. It is also possible, even if the Contracts are "securities contracts," that a Bankruptcy court could exercise its equitable powers to stay the Trust's exercise of its remedies, which could similarly adversely affect the amount received by the Holders in respect of the REDSS and/or the timing of such receipt.

                                   THE TRUST

      REDSS Trust I is a newly organized Delaware business trust that is registered as a closed-end management investment company under the Investment
Company  Act.   The  Trust  was  formed  on  July  6,  1998  pursuant  to  a
Declaration of Trust dated as of July 7, 1998, (the "Declaration of Trust"). The term of the Trust will expire on or shortly after _______ __, 2001, except that the Trust may be dissolved prior to such date under certain limited circumstances. The address of the Trust is c/o CIBC Oppenheimer Corp., CIBC Oppenheimer Tower, World Financial Center, New York, New York 10281 (telephone number: (212) 667-7000).

                                USE OF PROCEEDS

      The net proceeds of this offering will be used on or shortly after the date on which this offering is completed to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Treasury securities with face amounts and maturities corresponding to the amounts and payment dates of the distributions payable with respect to the REDDS and to pay the purchase price under the Contracts to the Selling Shareholders.

                      INVESTMENT OBJECTIVES AND POLICIES

TRUST ASSETS

      The Trust will acquire and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the Exchange Date and the Contracts relating to the Common Stock of the Company. The Trust's investment objective is to provide each Holder with a quarterly cash distribution of $____________ per REDSS (which amount equals the pro rata portion of the fixed quarterly distributions from the proceeds of the maturing U.S. Treasury securities held by the Trust) and, on the Exchange Date, a number of shares of Common Stock per REDSS equal to the Exchange Rate (as defined herein) or, to the extent that some or all of the Selling Shareholders elect, a value in cash equal to the number of shares of Common Stock (the "Cash Delivery Option"). On or prior to the 25th Business Day prior to the Exchange Date, each of the Selling Shareholders will be obligated to notify the Trust concerning its exercise of the Cash Delivery Option, and the Trust in turn will notify the Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether Holders of REDSS will receive shares of Common Stock, cash or a combination thereof and, if a combination of Common Stock and cash, the relative proportion of each. See "-- The Contracts -- General" below. "Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange ("NYSE") or banking institutions or trust companies in the City of New York are authorized or obligated by law or executive order to close.

      The Exchange Rate will vary in accordance with a formula, depending on the Exchange Price of the Common Stock on the Exchange Date:

      - if the Exchange Price is less than the Threshold Appreciation Price but equal to or greater than the Initial Price, the Exchange Rate will be the number of shares of Common Stock having a value (determined at the Exchange Price) equal to the Initial Price;

      - if the Exchange Price is equal to or greater than the Threshold Appreciation Price, the Exchange Rate will be __________ shares of Common Stock; and

      - if the Exchange Price is less than the Initial Price, the Exchange Rate will be one share of Common Stock.

      The value of the Common Stock to be received by Holders of the REDSS (or, as discussed below, the cash equivalent to be received in lieu of such Common Stock) at the Exchange Date will not necessarily equal the initial price of the REDSS. The numbers of shares of Common Stock per REDSS specified above are hereinafter referred to as the "Share Components." Any shares of Common Stock delivered by the Trust to the Holders of the REDSS that are not affiliated with the Company will be free of any transfer restrictions and the Holders of the REDSS will be responsible for the payment of any and all brokerage costs upon the subsequent sale of such shares. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of REDSS will receive cash in lieu thereof. See " -- Delivery of Common Stock and Marketable Securities; No Fractional Shares of Common Stock or Marketable Securities" below. Notwithstanding the foregoing, (i) in the case of certain dilution events, the Exchange Rate will be subject to adjustment and (ii) in the case of certain Adjustment Events, the consideration received by Holders at the Exchange Date will be cash or Marketable Securities (as defined herein) or a combination thereof, rather than (or in addition to) shares of Common Stock. See "-- The Contracts -- Dilution Adjustments; Adjustment Events" below.

      The Trust has adopted a fundamental policy to invest at least 65% of its portfolio in the Contracts. The Contracts will comprise approximately __% of the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that the Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust except for the partial liquidation of Treasury Securities following acceleration of any Contract as described below under "-- The Treasury Securities." The foregoing fundamental policies of the Trust may not be changed without the vote of a majority in interest of the Holders. A "majority in interest of the Holders" means the lesser of (i) 67% of the REDSS represented at a meeting at which more than 50% of the outstanding REDSS are represented and (ii) more than 50% of the outstanding REDSS.

      The "Exchange Price" per share of Common Stock means the average Closing Price (as defined below) of a share of Common Stock on the 20 Trading Days (as defined below) immediately prior to but not including the Exchange Date; provided, however, that if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, the Exchange Date, the Exchange Price shall be defined as the market value per share of the Common Stock as of the Exchange Date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Administrator (as defined herein). The formula will be subject to adjustment in certain events. See "-- The Contracts-Dilution Adjustments; Adjustment Events." For purposes of the first part of the formula, the Exchange Rate will be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000, to the next lower 1/10,000). Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of Securities will receive cash in lieu thereof. See "-Trust Termination."

      The "Closing  Price"  of  any security on any date of determination means
(i) the closing sale price (or, if no closing sale price is reported, the last reported sale price) of such security (regular way) on the NYSE on such date of determination, (ii) if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed, (iii) if such security is not so listed on a United States national or regional securities exchange, as reported by The NASDAQ Stock Market, (iv) if such security is not so reported, as reported in the composite transactions for the principal United States regional securities exchange on which such security is so listed, (v) if such security is not so listed on a United States regional securities exchange, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or (vi) if such security is not so quoted, the average of the mid-point of the last bid and ask prices for such security from at least three nationally recognized investment banking firms selected by the Administrator for this purpose; provided that if any event that results in an adjustment to the number of shares of Common Stock deliverable under the Contracts as described under "-The Contracts-Dilution Adjustments; Adjustment Events" occurs prior to the Exchange Date, the Closing Price as determined pursuant to the foregoing of the Common Stock will be appropriately adjusted to reflect the occurrence of such event.

      A "Trading Day" means a day on which the security the closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.

      For illustrative purposes only, the following chart shows the number of shares of Common Stock or the amount of cash that a Holder would receive for each REDSS at various Exchange Prices. The chart assumes that there would be no adjustments to the Exchange Rate by reason of the occurrence of any of the events described under "The Contracts -- Dilution Adjustments; Adjustment Events" below, that no Contracts will be accelerated and that either no Selling Shareholders exercise the Cash Delivery Option or all Selling Shareholders do. There can be no assurance that the Exchange Price will be within the range set forth below. Given the Initial Price of $___ per REDSS and the Threshold Appreciation Price of $____, a Holder would receive at the Exchange Date the following number of shares of Common Stock or amount of cash (if all Selling Shareholders exercise the Cash Delivery Option) per REDSS:

       Exchange Price of Common            Number of Shares of Common                   Amount of Cash
                 Stock                                 Stock
                $______                                ______                              $______
                $______                                ______                              $______
                $______                                ______                              $______
                $______                                ______                              $______

      As the foregoing chart illustrates, if at the Exchange Date, the Exchange Price is greater than $_____, the Trust will be obligated to deliver ______ shares of Common Stock per REDSS, resulting in the REDSS Holder receiving only ______ percent of the appreciation in market value above $_____. If at the Exchange Date, the Exchange Price is greater than $_____ and less than or equal to $_____, the Trust will be obligated to deliver only a fraction of a share of Common Stock having a value at the Exchange Price equal to $_____, resulting in the REDSS Holder receiving none of the appreciation in market value. If at the Exchange Date, the Exchange Price is less than or equal to $_____, the Trust will be obligated to deliver one share of Common Stock per REDSS, regardless of the market price of such share, resulting in the REDSS Holder realizing the entire loss on the decline in market value of the Common Stock.

      The following table sets forth information regarding the distributions to be received on the Treasury Securities held by the Trust, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the Treasury Securities with respect to a Holder who acquires its REDSS at the issue price from the Underwriter in the original offering. See "Certain United States Federal Income Tax Considerations."

        Year          Annual Gross Distributions        Annual Gross              Annual Cash
                       From Treasury Securities      Distributions From     Distribution in Excess
                                                     Treasury Securities       of Original Issue
                                                          Per Reds              Discount Income
                                                                                   Per Reds
1998                           $________                  $_______                 $_______
1999                            _______                    _______                  _______
2000                            _______                    _______                  _______
2001                            _______                    _______                  _______

      The anticipated annual distribution of $______ per REDSS is payable quarterly on each _______, _______, ________ and __________ (or, if any such date is not a Business Day, on the next succeeding Business Day), commencing ______, 1998. Quarterly distributions on the REDSS will consist solely of the cash received from the maturing Treasury Securities held by the Trust. The Trust will not be entitled to any dividends that may be declared on the Common Stock.

ENHANCED YIELD; LESS POTENTIAL FOR EQUITY APPRECIATION THAN COMMON STOCK; NO DEPRECIATION PROTECTION

      The yield on the REDSS is higher than the current dividend yield on the Common Stock. However, there is no assurance that the yield on the REDSS will be higher than the dividend yield on the Common Stock over the term of the Trust. In addition, the opportunity for equity appreciation afforded by an investment in the REDSS is less than the opportunity for equity appreciation afforded by a direct investment in the Common Stock because the value of the Common Stock to be received by the Holders of the REDSS at the Exchange Date (the "Amount Receivable at the Exchange Date") will generally exceed the Initial Price only if the Exchange Price exceeds the Threshold Appreciation Price (which represents an appreciation of _____% over the Initial Price) and because Holders will be entitled to receive at the Exchange Date only _____% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. Moreover, Holders of REDSS will realize the entire decline in value if the Exchange Price on the Exchange Date is less than the Initial Price. Additionally, because the Exchange Price is generally determined based on a 20 Trading Day average, the value of a share of Common Stock distributed on the Exchange Date may be more or less than the Exchange Price used to determine the Amount Receivable at the Exchange Date.

THE COMPANY

[description of the Company]

      Holders will not be entitled to rights with respect to the Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions in respect thereof) unless and until such time, if any, as the Selling Shareholders deliver shares of Common Stock to the Trust pursuant to the Contracts and the Trust has distributed such shares to the Holders.

      Attached hereto is a prospectus of the Company which describes the Company and the Common Stock that may be delivered to the Trust by the Selling Shareholders, and by the Trust to the Holders, at the Exchange Date or upon earlier acceleration of a Contract.

        The shares of Common Stock are traded on the ___________ under the symbol "_____." The following table sets forth, for the indicated periods, the high and low sales prices of the Common Stock as reported on the ___________, and the cash dividends per share of Common Stock. As of ________, 1998, there were _____ record holders of the Common Stock, including The Depository Trust Company, which holds shares of Common Stock on behalf of an indeterminate number of beneficial owners.

Adjustment

                                    High        Low         Dividend Per Share
1996
      First Quarter                 $           $           $
      Second Quarter
      Third Quarter
      Fourth Quarter
1997
      First Quarter                 $           $           $
      Second Quarter
      Third Quarter
      Fourth Quarter
1998
      First Quarter                 $           $           $
      Second Quarter

      The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the REDSS and will have no obligations with respect to the REDSS or the Contracts. This Prospectus relates only to the REDSS offered hereby and does not relate to the Company or the Common Stock. The Company has filed a registration statement on Form S-3 with the Commission with respect to the shares of Common Stock that may be delivered to the Trust by the Selling Shareholders, and by the Trust to the Holders of REDSS, at the Exchange Date or upon earlier acceleration of a Contract. The prospectus of the Company constituting a part of such registration statement includes information relating to the Company and Common Stock, including certain risk factors relevant to an investment in Common Stock. THE PROSPECTUS OF THE COMPANY IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF REDSS TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF THE COMPANY DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE CONTRACTS

      GENERAL. The Trust will enter into one or more Contracts with the Selling Shareholders obligating each Selling Shareholder, severally and not jointly, at the Exchange Date to deliver to the Trust a number of shares of Common Stock equal to the initial number of shares of Common Stock subject to such Selling Shareholder's Contract multiplied by the Exchange Rate. Each Selling Shareholder may, at its option, deliver cash in lieu of delivering all, but not less than all, of the shares of Common Stock otherwise deliverable by it on the Exchange Date, except where such delivery would violate applicable state law. The amount of cash deliverable by a Selling Shareholder upon the exercise of the Cash Delivery Option will be equal to the product of the number of shares of Common Stock otherwise deliverable by such Selling Shareholder on the Exchange Date multiplied by the Exchange Price. On or prior to the 25th Business Day prior to the Exchange Date, each of the Selling Shareholders will be obligated to notify the Trust concerning its exercise of the Cash Delivery Option, and the Trust in turn will notify The Depository Trust Company and publish a notice in a daily newspaper of national circulation stating whether the Holders of REDSS will receive shares of Common Stock, cash or a combination thereof and, if a combination of Common Stock and cash, the relative proportion of each.

      The purchase price of the Contracts was arrived at by arm's-length negotiation between the Trust and the Selling Shareholders taking into consideration factors including the price, expected dividend level and volatility of the Common Stock, current interest rates, the term of the Contracts, current market volatility generally, the collateral security pledged by the Selling Shareholders, the value of other similar instruments and the costs and anticipated proceeds of the offering of the Securities. All matters relating to the administration of the Contracts will be the responsibility of either the Administrator or the Custodian.

      DILUTION ADJUSTMENTS; ADJUSTMENT EVENTS. The Exchange Rate is subject to adjustment if the Company (i) pays a stock dividend or makes a distribution with respect to the Common Stock in shares of such stock, (ii) subdivides or splits its outstanding shares of Common Stock, (iii) combines its outstanding shares of Common Stock into a smaller number of shares, or (iv) issues by reclassification (other than a reclassification pursuant to clause (ii), (iii),
(iv) or (v) of the definition of Adjustment Event below) of its shares of Common Stock any shares of other common stock of the Company. In any such event, the Exchange Rate shall be adjusted as follows: for each share of Common Stock that would have been issuable upon exchange prior to the adjustment, the Holder will receive the number of shares of Common Stock (or, in the case of a reclassification referred to in clause (iv) above, the number of shares of other common stock of the Company issued pursuant thereto), or fraction thereof, that a shareholder who held one share of Common Stock immediately prior to such event would be entitled, solely by reason of such event, to hold immediately after such event.

      In addition, if the Company issues rights or warrants to all holders of Common Stock entitling them to subscribe for or purchase shares of Common Stock (other than rights to purchase Common Stock pursuant to a plan for the reinvestment of dividends or interest) to all holders of Common Stock entitling them to subscribe for or purchase shares of Common stock at a price per share less than the Market Price (as defined below) of the Common Stock on the Business Day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants, then the Exchange Rate shall be adjusted by multiplying each of the Share Components of the Exchange Rate in effect on the record date for the issuance of such rights or warrants by the following fraction:

                      Adjusted Exchange Rate = ER x OS + AS
                                                    -------
                                                    OS + PS

      where

      ER =  the Exchange Rate prior to the adjustment;

      OS = the number of shares of Common Stock outstanding on the record date for the issuance of such rights or warrants;

      AS = the number of additional shares offered for subscription or purchase pursuant to such rights or warrants; and

      PS = the number of additional shares that the aggregate offering price of the shares so offered for subscription or purchase would purchase at the Market Price of the Common Stock on the Business Day next following the record date for the determination of holders of Common Stock entitled to receive such rights or warrants.

To the extent that, after expiration of such rights or warrants, the shares offered thereby shall not have been delivered, the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the foregoing adjustment been made upon the basis of delivery of only the number of shares of Common Stock actually delivered. For purposes of this paragraph, dividends will be deemed to be paid as of the record date for such dividend.

      "Market Price" means, as of any date of determination, the average Closing Price per share of Common Stock on the 20 Trading Days immediately prior to (but not including) the date of determination; provided, however, that if there are not 20 Trading Days for the Common Stock occurring later than the 60th calendar day immediately prior to, but not including, such date as determined by a nationally recognized investment banking firm retained for such purpose by the Administrator. If an adjustment is made to the Exchange Rate for any of the foregoing reasons, an adjustment will also be made to the Exchange Price as such term is used throughout the definition of Exchange Rate. The required adjustment to the Exchange Price shall be made at the Exchange Date by multiplying the Exchange Price by the cumulative number or fraction determined pursuant to the Exchange Rate adjustment procedure described above. In the case of the reclassification of any shares of Common Stock into any equity securities of the Company other than the Common Stock, such equity securities shall be deemed to be shares of Common Stock for all purposes. Each such adjustment to the Exchange Rate and the Exchange Price shall be made successively.

      Dilution adjustments shall be effected: (i) in the case of any dividend, distribution or issuance described above, at the opening of business on the business day following the record date for determination of holders of Common Stock entitled to receive such dividend, distribution or issuance or, if the announcement of any such dividend, distribution or issuance is after such record date, at the time such dividend, distribution or issuance shall be announced by the Company; and (ii) in the case of any subdivision, split, combination or reclassification described above, on the effective date of such transaction. There will be no adjustment under the Contracts in respect of any dividends, distributions or issuances that may be declared or announced after the Exchange Date. If any announcement or declaration of a record date in respect of a dividend, distribution or issuance shall subsequently be canceled by the Company, or such dividend, distribution or issuance shall fail to receive requisite approvals or shall fail to occur for any other reason, then the Exchange Rate shall be further adjusted to equal the Exchange Rate that would have been in effect had the adjustment for such dividend, distribution or issuance not been made. All adjustments described herein shall be rounded upward or downward to the nearest 1/10,000 (or if there is not a nearest 1/10,000 to the next lower 1/10,000). No adjustment in the Exchange Rate shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment.

      In addition, in the event of (i) any dividend or distribution by the Company to all holders of Common Stock of evidences of its indebtedness or other assets (excluding any dividends or distributions referred to in clause
(i) of the first paragraph under the caption "-- Dilution Adjustments; Adjustment Events," any equity securities issued pursuant to a reclassification referred to in clause (iv) of such paragraph and any Ordinary Cash Dividends (as defined below)) or any issuance by the Company to all holders of Common Stock of rights or warrants to subscribe for or purchase any of its securities (other than rights or warrants referred to in the second paragraph under the caption "-- Dilution Adjustments; Adjustment Events"), (ii) any consolidation or merger of the Company with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (iii) any sale, transfer, lease or conveyance to another corporation of the property of the Company as an entirety or substantially as an entirety, (iv) any statutory exchange of securities of the Company with another corporation (other than in connection with a merger or acquisition) or
(v) any liquidation, dissolution or winding up of the Company (any such event, an "Adjustment Event"), each Selling Shareholder will be obligated to deliver at the Exchange Date, in lieu of or (in the case of an Adjustment Event described in clause (i) above) in addition to, shares of Common Stock as described above, cash in an amount equal to:

      - if the Exchange Price is greater than the Threshold Appreciation Price, ______ multiplied by the Transaction Value (as defined below),

      - if the Exchange Price is less than or equal to the Threshold Appreciation Price but is greater than the Initial Price, the product of (x) the Initial Price divided by the Exchange Price multiplied by (y) the Transaction Value, and

      - if the Exchange Price is less than or equal to the Initial Price, the Transaction Value.

Following an Adjustment Event, the Exchange Price, as such term is used in this paragraph and throughout the definition of Exchange Rate, shall be deemed to equal (A) if shares of Common Stock are outstanding at the Exchange Date, the Exchange Price of the Common Stock, as adjusted pursuant to the method set forth in the first paragraph under the caption "-- Dilution Adjustments; Adjustment Events," otherwise zero, plus (B) the Transaction Value.

      Notwithstanding the foregoing, with respect to any securities received by holders of Common Stock in an Adjustment Event that (A) are (i) listed on a United States national securities exchange, (ii) reported on a United States national securities system subject to last sale reporting, (iii) traded in the over-the-counter market and reported on the National Quotation Bureau or similar organization or (iv) for which bid and ask prices are available from at least three nationally recognized investment banking firms and (B) are either
(x) perpetual equity securities or (y) non-perpetual equity or debt securities with a stated maturity after the Exchange Date of the REDSS ("Marketable Securities"), each Selling Shareholder is obligated, in lieu of delivering cash in respect of such Marketable Securities received in an Adjustment Event, to deliver a number of such Marketable Securities with a value equal to all cash amounts that would otherwise be deliverable in respect of Marketable Securities received in such Adjustment Event, as determined in accordance with clause (ii) of the definition of Transaction Value, unless such Selling Shareholder has made an election to exercise the Cash Delivery Option or such Marketable Securities have not yet been delivered to the holders entitled thereto following such Adjustment Event or any record date with respect thereto. If a Selling Shareholder delivers any Marketable Securities, upon distribution thereof by the Trust to Holders of REDSS, each Holder of a REDSS will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such Marketable Securities. If, following any Adjustment Event, any Reported Security ceases to qualify as a Reported Security, then (x) the Selling Shareholders shall not deliver such Reported Security but instead shall deliver an equivalent amount of cash and (y) notwithstanding clause (ii) of the definition of Transaction Value, the Transaction Value of such Reported Security shall mean of such Reported Security on the date such security ceases to qualify as a Reported Security, as determined by a nationally recognized investment banking firm retained for this purpose by the Administrator.

      Because each REDSS represents a Holder's right to receive a pro rata portion of the Common Stock or other assets delivered by the Selling Shareholders pursuant to the Contracts, the amount of cash and/or the kind and number of securities which the Holders of REDSS are entitled to receive after an Adjustment Event shall be subject to adjustment following the date of such Adjustment Event in the same manner and upon the occurrence of the same type of events as described under this caption "-- Dilution Adjustments; Adjustment Events" with respect to Common Stock and the Company.

      For purposes of the foregoing, the term "Ordinary Cash Dividend" means, with respect to any consecutive 365 day period, any dividend with respect to Common Stock paid in cash to the extent that the amount of such dividend, together with the aggregate amount of all other dividends on the Common Stock paid in cash during such 365 day period, does not exceed on a per share basis __% of the average of the Closing Prices of the Common Stock over such 365 day period.

      The term "Transaction Value" means (i) for any cash received in any Adjustment Event, the amount of cash received per share of Common Stock, (ii) for any Marketable Securities received in any Adjustment Event, an amount equal to (x) the average Closing Price per security of such Marketable Securities on the 20 Trading Days immediately prior to (but not including) the Exchange Date multiplied by (y) the number of such Marketable Securities (as adjusted pursuant to the second preceding paragraph) received per share of Common Stock and (iii) for any property received in any Adjustment Event other than cash or such Marketable Securities, an amount equal to the fair market value of the property received per share of Common Stock on the date such property is received, as determined by a nationally recognized investment banking firm retained for this purpose by the Administrator; provided, however, that in the case of clause (ii), (x) with respect to securities that are Marketable
Securities by virtue of only clause (iv) of the definition of Marketable Securities above, Transaction Value with respect to any such Reported Security means the average of the mid-point of the last bid and ask prices for such

Reported Security as of the Exchange Date from each of at least three nationally recognized investment banking firms retained for such purpose by the Administrator multiplied by the number of such Marketable Securities (as adjusted pursuant to the method set forth in the third preceding paragraph) received per share of Common Stock and (y) with respect to all other Marketable Securities, if there are not 20 Trading Days for any particular Reported Security occurring after the 60th calendar day immediately prior to, but not including, the Exchange Date, Transaction Value with respect to such Reported Security means the market value per security of such Reported Security as of the Exchange Date as determined by a nationally recognized investment banking firm retained for such purpose by the Administrator multiplied by the number of such Marketable Securities (as adjusted pursuant to the method set forth in the third preceding paragraph) received per share of Common Stock. For purposes of calculating the Transaction Value, any cash, Marketable Securities or other property receivable in an Adjustment Event shall be deemed to have been received immediately prior to the close of business on the record date for such Adjustment Event or, if there is no record date for such Adjustment Event, immediately prior to the close of business on the effective date of such Adjustment Event.

      No adjustments will be made for certain other events, such as offerings of Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of Common Stock by any of the Selling Shareholders.

      Each Selling Shareholder is required under its Contract to notify the Trust promptly upon becoming aware that an event that requires an adjustment to the Exchange Rate or an Adjustment Event is pending or has occurred. The Trust is required, within ten Business Days following the occurrence of an event that requires an adjustment to the Exchange Rate or the occurrence of an Adjustment Event (or, in either case, if the Trust is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to each Holder of REDSS of the occurrence of such event including a statement in reasonable detail setting forth the method by which the adjustment to the Exchange Rate or change in the consideration to be received by Holders of REDSS following the Adjustment Event was determined and setting forth the revised Exchange Rate or consideration, as the case may be; provided, however, that, in respect of any adjustment to the Exchange Price, such notice will only disclose the factor by which the Exchange Price is to be multiplied in order to determine which clause of the Exchange Rate definition will apply at the Exchange Date.

      COLLATERAL REQUIREMENTS OF THE CONTRACTS; ACCELERATION. Each Selling Shareholder's obligations under its Contract will be secured by a security interest in one share of Common Stock for each share of Common Stock subject to such Contract (subject to adjustment in accordance with the dilution provisions of such Contract), pursuant to a Collateral Agreement among such Selling Shareholder, the Trust and The Bank of New York, as collateral agent (the "Collateral Agent"). Unless a Selling Shareholder is in default in its obligations under the Collateral Agreement, the Selling Shareholder will be permitted to substitute for the pledged shares of Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral for shares of Common Stock will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the next business day thereafter, as described below, 200%) of the product of the market price of the Common Stock at the time of each valuation times the number of shares of Common Stock for which such obligations are being substituted. Each Collateral Agreement will provide that, in the event of an Adjustment Event, the relevant Selling Shareholder will pledge as alternative collateral any Marketable Securities, plus cash in an amount at least equal to the Transaction Value of any consideration other than Marketable Securities, received by it in respect of the maximum number of shares of Common Stock subject to such Selling
Shareholder's Contract at the time of the Adjustment Event. The number of Marketable Securities required to be pledged shall be subject to adjustment if any event requiring a dilution adjustment under the Contracts shall occur. Each Selling Shareholder will be permitted to substitute U.S. Government obligations for Marketable Securities or cash pledged after any Adjustment Event. Any U.S. Government obligations so substituted will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of: (A) in the case of obligations substituted for pledged Marketable Securities, not less than 150% (or, from and after any Insufficiency Determination that shall not be cured by the close of business on the next business day thereafter, as described below, 200%) of the product of the market price per security of Marketable Securities at the time of each valuation times the number of Marketable Securities for which such obligations are being substituted; and (B) in the case of obligations substituted for pledged cash, not less than 105% of the amount of cash for which such obligations are being substituted. The Collateral Agent will promptly pay over to each Selling Shareholder any dividends, interest, principal or other payments received by the Collateral Agent in respect of any collateral, including any substitute collateral, unless the relevant Selling Shareholder is in default of its obligations under its Collateral Agreement, or unless the payment of such amount to the relevant Selling Shareholder would cause the collateral to become insufficient under the Collateral Agreement.

      If the Collateral Agent shall determine (an "Insufficiency Determination") that U.S. Government obligations pledged by any Selling Shareholder as substitute collateral fail to meet the foregoing requirements at any valuation, or that such Selling Shareholder has failed to pledge additional collateral required as a result of a dilution adjustment increasing the maximum number of shares of Common Stock or Marketable Securities subject to such Contract, and such failure shall not be cured by the close of business on the next business day after such determination, then, unless a Collateral Event of Default (as defined below) under such Collateral Agreement shall have occurred and be continuing, the Collateral Agent shall commence (i) sales of the collateral consisting of U.S. Government obligations and (ii) purchases, using the proceeds of such sales, of shares of Common Stock or Marketable Securities, in an amount sufficient to cause the collateral to meet the requirements under such Collateral Agreement. The Collateral Agent shall discontinue such sales and purchases if at any time a Collateral Event of Default under such Collateral Agreement shall have occurred and be continuing.

      The occurrence of a Collateral Event of Default (as defined below) under any Collateral Agreement, or the bankruptcy or insolvency of any Selling Shareholder will cause an automatic acceleration of each Selling Shareholder's obligations under its Contract. A "Collateral Event of Default" under any Collateral Agreement shall mean, at any time, (A) if no U.S. Government obligations shall be pledged as substitute collateral at such time, failure of the collateral to consist of at least the maximum number of shares of Common Stock subject to the relevant Selling Shareholder's Contract at such time (or, if an Adjustment Event shall have occurred at or prior to such time, failure of the collateral to include the amount of cash and the maximum number of any Marketable Securities required to be pledged as described above); (B) if any U.S. Government obligations shall be pledged as substitute collateral for shares of Common Stock (or Marketable Securities) at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of the market price of the Common Stock (or the then-current market price per security of Marketable Securities, as the case may be) times the difference between (x) the maximum number of shares of Common Stock (or Marketable Securities) subject to the relevant Selling Shareholder's Contract at such time and (y) the number of shares of Common Stock (or Marketable Securities) pledged as collateral at such time; and (C) if any U.S. Government obligations shall be pledged as substitute collateral for any cash at such time, failure of such U.S. Government obligations to have a market value at such time of at least 105% of such cash, if such failure shall not be cured within one Business Day after notice thereof is delivered to the relevant Selling Shareholder.

      Except as described below, upon acceleration of any Selling Shareholder's Contract, the Collateral Agent will to the extent permitted by law distribute to the Trust for distribution pro rata to the Holders, with respect to such Selling Shareholder's Contract, the maximum number of shares of Common Stock subject to such Contract, in the form of the shares of Common Stock then pledged by that Selling Shareholder, or cash generated from the liquidation of U.S. Government obligations then pledged by that Selling Shareholder, or a combination thereof (or, after an Adjustment Event, in the form of Marketable Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof). In addition, in the event that by the Exchange Date any substitute collateral has not been replaced by shares of Common Stock (or, after an Adjustment Event, cash or Marketable Securities) sufficient to meet the obligations under any Contract, the Collateral Agent will distribute to the Trust for distribution pro rata to the Holders, with respect to such Contract, the market value of the shares of Common Stock required to be delivered thereunder, in the form of any shares of Common Stock then pledged by the relevant Selling Shareholder plus cash generated from the liquidation of U.S. Government obligations then pledged by such Selling Shareholder (or, after an Adjustment Event, the market value of the alternative consideration required to be delivered thereunder, in the form of any Marketable Securities then pledged, plus any cash then pledged, plus cash generated from the liquidation of U.S. Government obligations then pledged).

      If upon acceleration of a Selling Shareholder's Contract, such Selling Shareholder is subject to a Bankruptcy Code or similar proceeding, the Collateral Agent will to the extent permitted by law distribute to the Trust for distribution pro rata to the Holders, with respect to such Selling Shareholder's Contract, a number of shares of Common Stock, in the form of the shares of Common Stock then pledged by that Selling Shareholder, or cash generated from the liquidation of U.S. Government obligations then pledged by that Selling Shareholder, or a combination thereof (or, after an Adjustment Event, in the form of Marketable Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof), with an aggregate value equal to such Selling Shareholder's "Acceleration Value." The Acceleration Value will be determined by the Administrator on the basis of quotations from independent dealers. Each quotation will be for an amount that would be paid to the relevant dealer in consideration of an agreement that would have the effect of preserving the Trust's rights to receive the number of shares of Common Stock (or, after an Adjustment Event, Marketable Securities, cash or a combination thereof) subject to such Selling Shareholder's Contract on the Exchange Date. The Administrator will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the date of acceleration. If four quotations are provided, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and lowest quotations. If two or three quotations are provided, the Acceleration Value will be the arithmetic mean of such quotations. If one quotation is provided, the Acceleration Value will be such quotation. If no quotations are provided, the Acceleration Value will be the aggregate value of the number of shares of Common Stock (or, after an Adjustment Event, Marketable Securities, cash or a combination thereof) that would be required to be delivered under such Selling Shareholder's Contract on the date of acceleration if the Exchange Date were redefined to be the date of acceleration.

      DESCRIPTION OF SELLING SHAREHOLDERS. The Selling Shareholders may be institutional investors or individuals of trust, foundations or other entities through which such individuals hold their shares of Common Stock. A brief description of the Selling Shareholders will be added by amendment. Specific information on the holdings of the Selling Shareholders, as required by the Securities Act of 1933, as amended (the "Securities Act"), will be included in the prospectus of the Company attached hereto.

THE TREASURY SECURITIES

      The Trust will purchase and hold a series of zero-coupon ("stripped") U.S. Treasury securities with such face amounts and maturities as will provide Holders with a quarterly distribution of $______ per REDSS on each Distribution Date during the term of the Trust. Up to __% of the Trust's total assets may be invested in these Treasury Securities. If any Contract is accelerated, a proportionate amount of the Treasury Securities of each maturity then held in the Trust will be liquidated by the Administrator and the proceeds thereof distributed pro rata to the Holders, together with proceeds from the acceleration of such Contract. See "-- The Contracts -- Collateral Requirements of the Contracts; Acceleration" above and "-- Trust Termination" below.

TEMPORARY INVESTMENTS

      For cash management purposes, the Trust may invest the proceeds of the Treasury Securities held by the Trust and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the Business Day preceding the next following Distribution Date.

TRUST TERMINATION

      The Trust will terminate automatically on or shortly after the Exchange Date or following the distribution of all Trust assets to the Holders, if earlier.

      In the event that all of the Contracts remaining in effect at any time are accelerated, then any Treasury Securities then held by the Trust will be liquidated by the Administrator and the proceeds thereof distributed pro rata to the Holders, together with all shares of Common Stock subject to each Selling Shareholder's Contract that are pledged by each Selling Shareholder, or cash generated from the liquidation of U.S. Government obligations then pledged by each Selling Shareholder, or a combination thereof (or, after an Adjustment Event, in the form of Marketable Securities then pledged, cash then pledged, cash generated from the liquidation of U.S. Government obligations then pledged, or a combination thereof) or in certain cases, the Acceleration Value of a Selling Shareholder's Contract, and the term of the Trust will expire. See "-- The Contracts -- Collateral Requirements of the Contracts; Acceleration" above.

DELIVERY OF COMMON STOCK AND MARKETABLE SECURITIES; NO FRACTIONAL SHARES OF COMMON STOCK OR MARKETABLE SECURITIES

      Common Stock and Marketable Securities delivered under the Contracts at the Exchange Date are expected to be distributed by the Trust to the Holders pro rata shortly after the Exchange Date, except that no fractional shares of Common Stock or Marketable Securities will be distributed. If more than one REDSS shall be surrendered at one time by the same Holder, the number of full shares of Common Stock or Marketable Securities which shall be delivered upon termination of the Trust, in whole or in part, as the case may be, shall be computed on the basis of the aggregate number of REDSS so surrendered at the Exchange Date. In lieu of delivering any fractional share or security, the Trust will sell a number of shares or securities equal to the total of all fractional shares or securities that would otherwise be delivered to Holders of all REDSS, and each such Holder will be entitled to receive an amount in cash equal to the pro rata portion of the proceeds of such sale (which may be at a price lower than the Exchange Price).

                             INVESTMENT RESTRICTIONS

      The Trust has adopted a fundamental policy that the Trust may not purchase any securities or instruments other than the Treasury Securities, the Contracts and the Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the REDSS; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that (except for a partial liquidation of Treasury Securities following acceleration of any Contract as described above under "Investment Objectives and Policies -- The Treasury Securities") the Treasury Securities may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust.

                                 NET ASSET VALUE

      The net asset value of the portfolio will be calculated by the Administrator no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of REDSS outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trustees. Short-term investments having a maturity of 60 days or less will be valued at cost with accrued interest or discount earned included in interest to be received. The Contracts will be valued at the mean of the bid prices received by the Trust from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contracts and with terms comparable thereto. In the event that the Trust (acting through the Administrator) is unable to obtain valuations from three independent broker-dealer firms, as required by the preceding sentence, on a timely basis or without unreasonable effort or expense, the Contracts shall be valued at the median of bid prices received from two such broker-dealer firms. In the event that the Trust (acting through the Administrator) is unable to obtain a valuation for the Contracts that it believes to be reasonable through the above method, the valuation shall be established at a level deemed to be fair and reflective of the market value for the Contracts based on all appropriate factors relevant to the value of the Contracts as set forth in pricing guidelines adopted by the Trustees.

                            DESCRIPTION OF THE REDSS

      Each REDSS represents an equal proportional interest in the Trust. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. REDSS have no preemptive, redemption or conversion rights. The REDSS, when issued and outstanding, will be fully paid and nonassessable. The only securities that the Trust is authorized to issue are the REDSS offered hereby and those sold to the initial Holder referred to below. See "Underwriting."

      Holders are entitled to one vote for each REDSS held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially by CIBC Oppenheimer as the initial Holder of the Trust. The Trust intends to hold annual meetings as required by the rules of the [ ]. The Trustees may call special meetings of Holders for action by Holder vote as may be required by either the Investment Company Act or the Declaration of Trust. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding REDSS, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the REDSS or to vote on other matters upon the written request of the record Holders of 51% of the REDSS (unless substantially the same matter was voted on during the preceding 12 months). The Trustees shall establish, and notify the Holders in writing of, the record date for each such meeting, which shall be not less than 10 nor more than 50 days before the meeting date. Holders at the close of business on the record date will be entitled to vote at the meeting. The Trust will also assist in communications with other Holders as required by the Investment Company Act.

BOOK-ENTRY SYSTEM

      The REDSS will be issued in the form of one or more global securities (the "Global Securities") deposited with The Depository Trust Company (the "Depositary") and registered in the name of a nominee of the Depositary.

      The Depositary has advised the Trust and the Underwriter as follows: The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

      Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective REDSS represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriter. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

      So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the REDSS. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the REDSS registered in their names and will not receive or be entitled to receive physical delivery of the REDSS in definitive form and will not be considered the owners or holders thereof.

      Shares of Common Stock or other assets deliverable in respect of, and any quarterly distributions on, REDSS registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Paying Agent, the Administrator or the Custodian for the REDSS will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

      The Trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

      A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within 90 days, the Trust will issue REDSS in definitive registered form in exchange for the Global Security representing such REDSS. In that event, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of REDSS represented by such Global Security equal in number to that represented by such beneficial interest and to have such REDSS registered in its name.

                   MANAGEMENT AND ADMINISTRATION OF THE TRUST

TRUSTEES

      The Trust will be internally managed by three Trustees, none of whom is an "interested person" of the Trust as defined in the Investment Company Act, and will not have an investment adviser. Under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to grantor trusts, the Trustees will not have the power to vary the investments held by the Trust. It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that the Treasury Securities held by the Trust may not be disposed of prior to the earlier of their respective maturities and the termination of the Trust, except for a partial liquidation of Treasury Securities following acceleration of any Contract.

      The names of the persons who will be elected by CIBC Oppenheimer, the initial holder of the Trust, to serve as the Trustees, are set forth below. The positions and the principal occupations of the individual Trustees during the past five years are also set forth below.

                                                                                     PRINCIPAL OCCUPATION
  NAME, AGE AND ADDRESS                                TITLE                        DURING PAST FIVE YEARS
  ---------------------                                -----                        ----------------------
Donald J. Puglisi, 52............                 Managing Trustee                     Professor of Finance
     Department of finance                                                            University of Delaware
     University of Delaware
     Newark, DE  19716
William R. Latham III, 53........                      Trustee                        Professor of Economics
     Department of Economics                                                          University of Delaware
     University of Delaware
     Newark, DE  19716
James B. O'Neil, 58..............                      Trustee                        Professor of Economics
     Center for Economic                                                              University of Delaware
     Education &
     Entrepreneurship
     University of Delaware
     Newark, DE  19716

      Each Trustee who is not a director, officer or employee of either the Underwriter or the Administrator, or of any affiliate thereof, will be paid by CIBC Oppenheimer (which will be reimbursed by the Selling Shareholder), in respect of its annual fee and anticipated out-of-pocket expenses, a one-time, up-front fee of $______. The Trust's Managing Trustee will also receive an additional up-front fee of $_____ for serving in that capacity. The Trustees will not receive, either directly or indirectly, any compensation, including any pension or retirement benefits, from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

ADMINISTRATOR

      The day-to-day affairs of the Trust will be managed by The Bank of New York, as Trust Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on REDSS as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and (vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders of REDSS. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the Contracts, or the settlement of the Contracts at the Exchange Date, and upon termination of the Trust).

      The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

      Except for its roles as Administrator, custodian, paying agent, registrar and transfer agent of the Trust, and except for its role as Collateral Agent under the Collateral Agreements, The Bank of New York has no other affiliation with, and is not engaged in any other transactions with, the Trust.

      The address of the Administrator is 101 Barclay Street, New York, New York 10286.

CUSTODIAN

      The Trust's custodian (the "Custodian") is The Bank of New York pursuant to a Custodian Agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as Collateral Agent under the Collateral Agreement and will hold a perfected security interest in the Common Stock and U.S. Government obligations or other assets consistent with the terms of the Contracts.

PAYING AGENT

      The transfer agent, registrar and paying agent (the "Paying Agent") for the REDSS is The Bank of New York pursuant to a paying agent agreement (the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

      The Trust will indemnify each Trustee, the Administrator, the Custodian and the Paying Agent with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Administrator, Custodian or Paying Agent, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification. CIBC Oppenheimer has agreed to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent. CIBC Oppenheimer will in turn be reimbursed by the Selling Shareholders for all such reimbursements paid by it.

DISTRIBUTIONS

      The Trust intends to distribute to Holders on a quarterly basis the proceeds of the Treasury Securities held by the Trust. The first distribution, reflecting the Trust's operations from the date of the offering, will be made on _______,1998 to Holders of record as of _________, 1998. Thereafter, distributions will be made on ________ , ______, ______ and _______ or, if any such date is not a Business Day, on the next succeeding Business Day, of each year to Holders of record as of each _____, _____, _____ and _____, respectively. A portion of each such distribution should be treated as a tax-free return of the Holder's investment. See "Investment Objective and Policies -- Trust Assets" and "Certain United States Federal Income Tax Considerations." If any Contract is accelerated as described in "Investment Objectives and Policies -- The Contracts -- Collateral Requirements of the Contracts; Acceleration," each Holder will receive its pro rata share of the proceeds from the acceleration of such Contract and from the liquidation of a proportionate amount of the Treasury Securities then held in the Trust. Upon termination of the Trust as described in "Investment Objectives and Policies -- Trust Termination," each Holder will receive its pro rata share of any remaining net assets of the Trust.

      The Trust does not permit the reinvestment of distributions.

ESTIMATED EXPENSES

      At the closing of this offering CIBC Oppenheimer will pay to each of the Administrator, the Custodian and the Paying Agent, and to each Trustee, a one-time, up-front amount in respect of its fee and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The anticipated Trust expenses to be borne by the Administrator include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, REDSS certificates and Holder reports, expenses of the fidelity bond coverage, stock exchange listing fees and expenses of qualifying the REDSS for sale in the various states. The aggregate of the one-time, up-front payments described above will be in the amount of $______. CIBC Oppenheimer will also pay estimated organization costs of the Trust in the amount of $______ and estimated costs of the Trust in connection with the initial registration and public offering of the REDSS in the amount of $______ at the closing of the offering. CIBC Oppenheimer will be reimbursed by the Selling Shareholders for such payments.

      The amount payable to the Administrator in respect of ongoing expenses of the Trust was determined based on estimates made in good faith on the basis of information currently available to the Trust, including estimates furnished by the Trust's agents. There cannot, however, be any assurance that actual operating expenses of the Trust will not be substantially more than this amount. Any excess expenses will be paid by CIBC Oppenheimer or, in the event of its failure to pay such amounts, the Selling Shareholders, or, in the event of the failure of either CIBC Oppenheimer or the Selling Shareholders to pay such amounts, the Trust. CIBC Oppenheimer will be reimbursed by the Selling Shareholders for all expenses of the Trust paid by it.

             CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

      The following is a summary of the principal U.S. federal income tax consequences that may be relevant to a holder of a REDSS that is a citizen or resident of the United States, a corporation created or organized under the laws of the United States or any state thereof (including the District of Columbia), an estate the income of which is subject to U.S. federal income taxation regardless of its source, or a trust if (i) a U.S. court is able to exercise primary supervision over the trust's administration and (ii) one or more United States persons have the authority to control all of the trust's substantial decisions (a "U.S. person") or a holder that is otherwise subject to U.S. federal income taxation on a net income basis in respect of a REDSS (such a holder and any U.S. person, a "U.S. Holder"). In the case of a holder of REDSS that is a partnership for U.S. federal income tax purposes, each partner will take into account its allocable share of income or loss from the REDDS, and will take such income or loss into account under the rules of taxation applicable to such partner, taking into account the activities of the partnership and the partner. The discussion below is based on the advice of Rogers & Wells LLP.

      This summary is based on the U.S. federal income tax laws, regulations, rulings and decisions now in effect, all of which are subject to change (including retroactive changes) or possible differing interpretations. Except to the extent discussed below under "Non-United States Persons," this summary deals only with U.S. Holders that will hold REDSS as capital assets. This summary deals only with initial Holders and does not address tax considerations applicable to investors that may be subject to special tax rules, such as banks, insurance companies, dealers in securities, traders in securities making an election to "mark-to-market" annually their trading positions, regulated investment companies, tax-exempt entities, persons that will hold REDSS as a position in a "straddle" for tax purposes or as a part of a "synthetic security"; a "conversion transaction," a "constructive sale" transaction or other integrated investment comprised of a REDSS and one or more other investments, or persons that have a functional currency other than the U.S. dollar. It does not include any description of the tax laws of any state or local governments or of any foreign government that may be applicable to the REDSS or to the Holders thereof. It also does not discuss the tax consequences of the ownership of the Common Stock or Marketable Securities. Prospective purchasers of REDSS are urged to review the discussion under "Taxation" in the accompanying prospectus of the Company concerning the federal income tax consequences of an investment in the Common Stock. INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISORS IN DETERMINING THE TAX CONSEQUENCES TO THEM OF HOLDING REDSS, INCLUDING THE APPLICATION TO THEIR PARTICULAR SITUATION OF THE U.S. FEDERAL INCOME TAX CONSIDERATIONS DISCUSSED BELOW, AS WELL AS THE APPLICATION OF STATE, LOCAL OR OTHER TAX LAWS.

      There are no regulations, published rulings or judicial decisions addressing the characterization for federal income tax purposes of securities with terms substantially the same as the REDSS. The Trust intends to treat a REDSS for U.S. federal income tax purposes as a beneficial interest in a trust that holds zero-coupon U.S. Treasury securities and Contracts, and to report Holders' income to the Internal Revenue Service in accordance with this treatment. Under this approach, the tax consequences of holding a REDSS will be as described below. However, prospective investors in the REDSS should be aware that the Internal Revenue Service might take a different view as to the proper characterization of the REDSS and of the tax consequences to a Holder.

TAX STATUS OF THE TRUST

      The Trust will be taxable as a grantor trust owned solely by the present and future holders of REDSS for federal income tax purposes, and income received by the Trust will be treated as income of the Holders in the manner set forth below.

TAX CONSEQUENCES TO UNITED STATES HOLDERS

      TAX BASIS OF THE TREASURY SECURITIES AND THE CONTRACTS. Each Holder will be considered the owner of its pro rata portion of the Treasury Securities and the Contracts in the Trust. The cost to the Holder of its REDSS will be allocated among the Holder's pro rata portion of the Treasury Securities and the Contracts (in proportion to the fair market values thereof on the date on which the Holder acquires its REDSS) in order to determine the Holder's tax bases. It is currently anticipated that __% and __% of the net proceeds of the offering will be used by the Trust to purchase the Treasury Securities and as payments under the Contracts, respectively.

      RECOGNITION OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY SECURITIES. The Treasury Securities in the Trust will consist of zero-coupon U.S. Treasury securities. A Holder will be required to treat its pro rata portion of each Treasury Security in the Trust as a bond that was originally issued on the date the Holder purchased its REDSS and at an original issue discount equal to the excess of the Holder's pro rata portion of the amounts payable on such Treasury Security over the Holder's tax basis therefor as discussed above. The Holder (whether on the cash or accrual method of tax accounting) is required to include original issue discount (other than original issue discount on short-term Treasury Securities as described below) in income for federal income tax purposes as it accrues, in accordance with a constant yield method, prior to the receipt of cash attributable to such income. Because it is expected that more than 20% of the Holders will be accrual basis taxpayers, original issue discount on any short-term Treasury Security (i.e., any Treasury Security with a maturity of one year or less from the date it is purchased) held by the Trust will also be required to be included in income by the Holders as it is accrued. Unless a Holder elects to accrue the original issue discount on a short-term Treasury Security according to a constant yield method based on daily compounding, such original issue discount will be accrued on a straight-line basis. The Holder's tax basis in a Treasury Security will be increased by the amount of any original issue discount included in income by the Holder with respect to such Treasury Security.

      TREATMENT OF THE CONTRACTS. Each Holder will be treated as having entered into a pro rata portion of the Contracts and, at the Exchange Date, as having received a pro rata portion of the Common Stock (or cash, Marketable Securities or combination thereof) delivered to the Trust. Under existing law, a Holder will not recognize income, gain or loss upon entry into the Contracts. A Holder should not be required under existing law to include in income additional amounts over the term of the Contracts.

      The Internal Revenue Service may contend that a REDSS should be characterized for federal income tax purposes in a manner different from the approach described above. For example, the Internal Revenue Service might assert that the Contracts should be treated as contingent debt obligations of the Selling Shareholders that are subject to Treasury regulations promulgated in June 1996 governing contingent payment debt instruments. If the Internal Revenue Service were to prevail in making such an assertion, original issue discount would accrue with respect to each Contract at a "comparable yield" for the Selling Shareholder under that Contract, determined at the time the Contract is entered into. A Holder's pro rata portion of original issue discount in respect of the Contracts and original issue discount in respect of the Treasury Securities might exceed the aggregate amount of the quarterly cash distributions to a Holder. In addition, under this treatment, a Holder would be required to treat any gain realized on the sale, exchange or redemption of the REDSS as ordinary income to the extent that such gain is allocable to the Contracts. Any loss realized on such sale, exchange or redemption that is allocable to the Contracts would be treated as an ordinary loss to the extent of the Holder's original issue discount inclusions with respect to the Contracts, and as capital loss to the extent of loss in excess of such inclusions. It is also possible that the Internal Revenue Service could take the view that a Holder should include in income the amount of cash actually received each year in respect of the REDSS, or that the REDSS as a whole constitute a contingent payment debt instrument subject to the rules described above.

      SALE OF THE REDSS. Upon a sale of all or some of a Holder's REDSS, a Holder will be treated as having sold its pro rata portion of the Treasury Securities and Contracts underlying the REDSS, and will be required to allocate the total amount realized by such Holder upon such sale between the Holder's pro rata portion for the Treasury Securities and the Contracts based upon their relative fair market values (as determined on the date of sale). The selling Holder will recognize gain or loss equal to the difference between the amount realized and the Holder's aggregate tax bases in its pro rata portion of the Treasury Securities and the Contracts. Any gain or loss will be long-term capital gain or loss if the Holder has held the REDSS for more than one year. The distinction between capital gain or loss and ordinary income or loss is important for purposes of the limitations on a Holder's ability to offset capital losses against ordinary income. In addition, certain individuals are subject to taxation at a reduced rate on long-term capital gains. The Taxpayer Relief Act of 1997 further reduces tax rates on capital gains recognized by individuals in respect of assets held for more than 18 months. Holders are advised to consult their own tax advisers as to the consequences of the Taxpayer Relief Act of 1997 in their particular circumstances.

      DISTRIBUTION OF THE COMMON STOCK. The delivery of Common Stock to the Trust pursuant to the Contracts will not be taxable to the Holders. The distribution of Common Stock upon the termination of the Trust will not be taxable to the Holders. A Holder will have taxable gain or loss (which will be short-term capital gain or loss) upon receipt of cash in lieu of fractional shares of Common Stock distributed upon termination of the Trust, in an amount equal to the difference between the cash received and the portion of the basis of the Contracts allocable to fractional shares (based on the relative number of fractional shares and full shares delivered to the Holder). Each Holder's aggregate basis in its shares of Common Stock will be equal to its basis in its pro rata portion of the Contracts less the portion of such basis allocable to any fractional shares of class B Stock for which cash is received. Such Holder's holding period for such Common Stock will begin on the date of delivery of the Common Stock pursuant to the Contracts and will not include the period during which the Holder held the related Contracts.

      DISTRIBUTION OF CASH. If a Holder receives cash upon dissolution of the Trust or as a result of a Selling Shareholder's election to deliver cash under the Cash Delivery Option, a Holder will recognize capital gain or loss equal to any difference between the amount of cash received from the Selling Shareholders and the Holder's tax basis in the REDSS at that time. Such gain or loss generally will be long-term capital gain or loss if the Holder has held the REDSS for more than one year at the Exchange Date.

      DISTRIBUTION OF CASH OR MARKETABLE SECURITIES AS A RESULT OF AN ADJUSTMENT EVENT. If as a result of an Adjustment Event, cash, Marketable Securities, or a combination of cash and Marketable Securities is delivered pursuant to the Contracts, a Holder will have taxable gain or loss upon receipt equal to the difference between the amount of cash received, including cash received in lieu of Fractional Marketable Securities, and its basis in its pro rata portion of the Contracts allocable to any shares of Common Stock for which such cash was received. Any gain or loss will be capital gain or loss, and if the Holder has held the REDSS for more than one year, such gain or loss will be long-term capital gain or loss, other than gain or loss attributable to cash received in lieu of fractional Marketable Securities, that will be treated as short-term capital gain or loss. A Holder's basis in any Marketable Securities received will be equal to its basis in its pro rata portion of the Contracts less the portion of such basis allocable to any shares of Common Stock for which cash was received. See "Investment Objectives and Policies -- The Contracts."

      FEES AND EXPENSES OF THE TRUST. A Holder's pro rata portion of the expenses in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includable in the cost to the Holder of the REDSS. However, there can be no assurance that the Internal Revenue Service will not take a contrary view. If the Internal Revenue Service were to prevail in treating such expenses as excludable from the Holder's cost of the REDSS, such expenses would not be includable in the basis of the assets of the Trust and should instead be amortizable and deductible over the term of the Trust. If such expenses were treated as amortizable and deductible, an individual Holder who itemizes deductions would be entitled to amortize and deduct (subject to any other applicable limitations on itemized deductions) such expenses over the term of the Trust only to the extent that such amortized annual expenses together with such Holder's other miscellaneous deductions exceed 2% of such Holder's adjusted gross income.

      PROPOSED LEGISLATION. A bill recently introduced in Congress by a member of the House of Representatives (H.R. 3170) would treat some or all of the net long-term capital gain arising from "constructive ownership" transactions involving certain derivative financial instruments as short-term capital gain, and would impose an interest charge on such short-term capital gain. The proposed legislation would be effective with respect to gain recognized after the date the legislation is enacted into law, without regard to when the constructive ownership transaction was entered into. If enacted in its current form, the legislation would not apply to the REDSS transaction (and, even if the legislation in its current form were extended to cover the REDSS transaction, should have no material effect on the REDSS transaction). It is not possible to predict whether legislation addressing constructive ownership transactions will be enacted, or what form any such legislation might take (including with respect to effective dates).

NON-UNITED STATES PERSONS

      In the case of a Holder of the REDSS that is not a U.S. person, payments of interest and of original issue discount made with respect to the Treasury Securities underlying the REDSS will not be subject to U.S. withholding tax, provided that such Holder complies with applicable certification requirements (including in general the furnishing of an Internal Revenue Service Form W-8 or a substitute form). Any capital gain realized with respect to the REDSS by a

Holder that is not a U.S. person will generally not be subject to U.S. federal income tax if (i) such gain is not effectively connected with a U.S. trade or business of such Holder and (ii) in the case of an individual, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition or the gain is not attributable to a fixed place of business maintained by such individual in the United States and such individual does not have a "tax home" (as defined for U.S. federal income tax purposes) in the United States.

BACK-UP WITHHOLDING AND INFORMATION REPORTING

      A Holder of a REDSS may be subject to information reporting and to backup withholding at a rate of 31 percent of certain amounts paid to the Holder unless such Holder (a) is a corporation or comes within certain other exempt categories and, when required, provides proof of such exemption or (b) provides a correct taxpayer identification number, certifies as to no loss of exemption from backup withholding and otherwise complies with applicable requirements of the backup withholding rules. Information reporting and backup withholding do not apply to payments made to a Holder of a REDSS that is not a U.S. person if the beneficial owner of the REDSS certifies as to its non-U.S. status or otherwise establishes an exemption, provided that the Trust or its agent does not have actual knowledge that the Holder is a U.S. person.

      Payment of the proceeds from the sale of a REDSS to or through a foreign office of a broker will not be subject to information reporting or backup withholding, except that if the broker is (i) a U.S. person, (ii) a controlled foreign corporation for U.S. tax purposes, (iii) a foreign person 50 percent or more of whose gross income from all sources for the three-year period ending with the close of its taxable year preceding the payment was effectively connected with a U.S. trade or business or (iv) with respect to payments made after December 31, 1999, a foreign partnership that, at any time during its taxable year is 50% or more (by income or capital interest) owned by U.S. persons or is engaged in the conduct of U.S. trade or business, information reporting may apply to such payments. Payment of the proceeds from a sale of a REDSS to or through the U.S. office of a broker is subject to information reporting and backup withholding unless the Holder or beneficial owner certifies as to its non-U.S. status or otherwise establishes an exemption from information reporting and backup withholding.

      Any amounts withheld under the backup withholding rules are not an additional tax and may be credited against the U.S. Holder's U.S. federal income tax liability, provided that the required information is furnished to the Internal Revenue Service.

                                  UNDERWRITING

      Subject to the terms and conditions set forth in the Underwriting Agreement (the "Underwriting Agreement") among the Trust, the Company, each of the Selling Shareholders and CIBC Oppenheimer, the Trust has agreed to sell to the Underwriter, and the Underwriter has agreed to purchase, the number of REDSS set forth opposite its name below:

                                UNDERWRITER                                               NUMBER OF REDSS
                                -----------                                               ---------------

                                CIBC Oppenheimer Corp.

      In the Underwriting Agreement, the Underwriter has agreed, subject to the terms and conditions set forth therein, that the obligations of the Underwriter are subject to certain conditions precedent and that the Underwriter will be obligated to purchase all the REDSS offered hereby if any of the REDSS are purchased.

      The  Underwriter  proposes  to  offer  the  REDSS  directly to the public initially at the public offering price set forth on the cover of this Prospectus and to certain dealers at such prices less a concession not in excess of $_____ per REDSS. The Underwriter may allow, and such dealers may reallow, a concession not in excess of $____ per REDSS to other dealers. After the initial public offering, such public offering price and such concession and reallowance may be changed. The sales load of $___ per REDSS is equal to __% of the initial public offering price.

      The Company, its directors and executive officers and the Selling Shareholders listed under the caption "Selling Shareholders" in the prospectus of the Company attached hereto, including the Selling Shareholders, have each agreed not to offer for sale, sell or contract to sell, or otherwise dispose of, or announce the offering of, or file or cause the filing of any registration statement under the Securities Act with respect to, any shares of Common Stock or any securities convertible into or exchangeable for, or warrants to acquire, Common Stock for a period of ___ days after the date of this Prospectus; provided, however, that such restriction shall not effect the ability of (i) the Company or the Selling Shareholders to take any such actions in connection with the offering of the REDSS made hereby or pursuant to the terms of the Contracts and the Collateral Agreements or (ii) the Company to take any such actions in connection with any employee stock option plan, stock ownership plan or dividend reinvestment plan of the Company in effect at the date of this Prospectus.

      In light of the fact that proceeds from the sale of the REDSS will be used by the Trust to purchase the Contracts from the Selling Shareholders, the Underwriting Agreement provides that the Selling Shareholders will pay to the Underwriter as compensation $____ per REDSS.

      The Trust has granted to the Underwriter an option, exercisable for the 30 day period after the date of this Prospectus, to purchase up to an additional ______ REDSS from the Trust, at the same price per REDSS as the initial REDSS to be purchased by the Underwriter. The Underwriter may exercise such option only for the purpose of covering over-allotments, if any, incurred in connection with the sale of REDSS offered hereby. If the Underwriter exercises such option in full, the total price to the public, underwriting
discount   or   commission   and   proceeds  to the  Trust  will  be  $       ,
$           and $        , respectively.

      The REDSS will be a new issue of securities with no established trading market. The Underwriter intends to make a market in the REDSS, subject to applicable laws and regulations. However, the Underwriter is not obligated to do so and any such market-making may be discontinued at any time at the sole discretion of the Underwriter without notice. Accordingly, no assurance can be given as to the liquidity of such market.

      The Underwriting Agreement provides that the Company and the Selling Shareholders will indemnify the Underwriter against certain liabilities, including liabilities under the Securities Act, or contribute to payments the Underwriter may be required to make in respect thereof.

      In connection with the formation of the Trust, CIBC Oppenheimer subscribed for and purchased 1 REDSS for a purchase price of $100. Under the Contracts, the Selling Shareholders will be obligated to deliver to the Trust Common Stock in respect of such REDSS on the same terms as the REDSS offered hereby. CIBC Oppenheimer sponsored the formation of the Trust for purposes of this offering, including selecting its initial trustee.

      Pursuant to the Contracts, the Trust has agreed, subject to the terms and conditions set forth therein, to purchase from the Selling Shareholders an aggregate number of shares of the Common Stock equal to the aggregate number of REDSS to be purchased by the Underwriter from the Trust pursuant to the Underwriting Agreement (including the REDSS to be purchased by the Underwriter upon exercise of the over-allotment option plus the number of REDSS purchased by CIBC Oppenheimer in connection with the organization of the Trust). Pursuant to the terms of the Contracts, the Selling Shareholders will be obligated to deliver to the Trust at the Exchange Date of the REDSS a number of shares of the Common Stock (or, at the Selling Shareholders' option, the cash equivalent) and/or such other consideration as permitted or required by the terms of the Contracts, that are expected to have the same value as the shares of the Common Stock delivered pursuant to the REDSS. The closing of the offering of the REDSS is conditioned upon the closing of the purchase of the Common Stock pursuant to the Contracts.

      CERTAIN PERSONS PARTICIPATING IN THE OFFERING MAY ENGAGE IN TRANSACTIONS THAT STABILIZE, MAINTAIN OR OTHERWISE AFFECT THE PRICE OF THE COMMON STOCK OR THE REDSS, INCLUDING PURCHASES OF THE REDSS OR THE COMMON STOCK TO STABILIZE THEIR MARKET PRICES AND PURCHASES OF THE REDSS OR THE COMMON STOCK TO COVER SOME OR ALL OF A SHORT POSITION IN THE REDSS OR THE COMMON STOCK MAINTAINED BY THE UNDERWRITER AND THE IMPOSITION OF PENALTY BIDS.

      IN CONNECTION WITH THE OFFERING, THE UNDERWRITER (AND CERTAIN SELLING GROUP MEMBERS) MAY ENGAGE IN PASSIVE MARKET MAKING TRANSACTIONS IN THE COMMON STOCK OR THE REDSS IN ACCORDANCE WITH RULE 103 OF REGULATION M.

      In connection with this offering, the Underwriter and certain selling group members and their respective affiliates may engage in transactions that stabilize, maintain or otherwise affect the market price of the REDSS or the Common Stock. Such transactions may include stabilization transactions effected in accordance with Rule 104 of Regulation M, pursuant to which such persons may bid for or purchase REDSS or the Common Stock for purposes of stabilizing their market prices. The Underwriter also may create short positions for the account of the Underwriter by selling more REDSS in connection with this offering than it is committed to purchase from the Trust, and in such case may purchase REDSS in the open market following the completion of this offering to cover all or a portion of such short positions. The
Underwriter  may  also  cover  all or a portion  of  such  short  positions  by exercising the Underwriter's over-allotment options in this offering. In addition, the Underwriter may impose "penalty bids" under contractual arrangements whereby it may reclaim from a dealer participating in this offering the selling concession with respect to REDSS that are distributed in this offering but subsequently purchased for the account of the Underwriter in the open market. Any of the transactions described in this paragraph may result in the maintenance of the price of the REDSS at a level above that which might otherwise prevail in the open market. None of the transactions described in this paragraph is required, and, if they are undertaken, they may be discontinued at any time.

      [In the ordinary course of their respective businesses, the Underwriter and its affiliates have engaged in and may in the future engage in commercial and investment banking transactions with the Company, the Selling Shareholders and their respective affiliates.]

                                  LEGAL MATTERS

      Certain legal matters will be passed upon for the Trust and the Underwriter by Rogers & Wells LLP, New York, New York. Certain legal matters will be passes upon for the Selling Shareholders by ________.

                                     EXPERTS

      The statement of assets, liabilities and capital included in this Prospectus has been audited by ____ , independent accountants, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in auditing and accounting.

                             ADDITIONAL INFORMATION

      The Trust has filed with the Securities and Exchange Commission, Washington, D.C. 20549, a Registration Statement under the Securities Act with respect to the REDSS offered hereby. Further information concerning the REDSS and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a part. The Registration Statement may be inspected without charge at the Commission's office in Washington, D.C., and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission. Such Registration Statement is also available on the Commission's website (http://www.sec.gov).

                        REPORT OF INDEPENDENT ACCOUNTANTS
                        TO THE TRUSTEES OF REDSS TRUST I

      We have audited the accompanying statement of assets, liabilities and capital of REDSS Trust I (a Delaware trust) as of _______, 1998. This financial statement is the responsibility of the Trustees of the Trust. Our responsibility is to express an opinion on this financial statement based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets, liabilities and capital. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the statement of assets, liabilities and capital referred to above presents fairly, in all material respects, the financial position of REDSS Trust I as of _______, 1998, in conformity with generally accepted accounting principles.


                                          [                                  ]

New York, New York
________, 1998

                                  REDSS TRUST I

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                __________, 1998

                   ASSETS

Cash..........................................................       $______
Total Assets..................................................       $______

                 LIABILITIES

Total Liabilities.............................................       $______
NET ASSETS....................................................       $______

                   CAPITAL

REDSS representing shares of beneficial interest, $__ par
value, ___ shares authorized, ______ shares issued and
outstanding...................................................       $______

      The accompanying notes are an integral part of this financial statement.

                                 REDSS TRUST I

             NOTES TO STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                _________, 1998



I.    ORGANIZATION

      REDSS Trust I (the "Trust"), organized as a Delaware business trust on July 6, 1998, is a closed-end management investment company registered under the Investment Company Act of 1940, and has had no operations to date other that matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment
Company Act of 1940, as amended, and the sale and issuance of 1 REDSS (excluding the over-allotment option) for $100 to CIBC Oppenheimer Corp. ("CIBC Oppenheimer"). The costs incurred in connection with the organization of the Trust and this offering will be paid by certain stockholders of the Company.

II.   ORGANIZATIONAL COSTS, FEES AND EXPENSES

      Organizational costs and ongoing fees of the Trust will be borne by CIBC Oppenheimer.


III.  MANAGEMENT AND ADMINISTRATION OF TRUST

      The Trust will be managed by its trustees and will not have a separate investment adviser. The Trust will be overseen by three trustees and the daily administration will be carried out by The Bank of New York as the administrator. The Bank of New York will also serve as the Trust's custodian, paying agent, registrar and transfer agent with respect to the REDSS.
                                    --------

======================================       ==================================
PROSPECTIVE  INVESTORS MAY RELY ONLY
ON THE INFORMATION CONTAINED IN THIS
PROSPECTUS. NEITHER  THE  TRUST  NOR             1,000,000 REDSS<service-mark>
THE   UNDERWRITER   HAS   AUTHORIZED
ANYONE TO GIVE PROSPECTIVE INVESTORS
ANY INFORMATION DIFFERENT FROM  THAT
CONTAINED  IN THIS PROSPECTUS.  THIS                  REDSS TRUST I
PROSPECTUS IS  NOT  AN OFFER TO SELL
NOR IS IT SEEKING AN  OFFER  TO  BUY
THE  REDSS IN ANY JURISDICTION WHERE
THE OFFER  OR SALE IS NOT PERMITTED.
THE INFORMATION  CONTAINED  IN  THIS
PROSPECTUS IS CORRECT AS OF THE DATE
OF  THIS  PROSPECTUS,  REGARDLESS OF
THE   TIME   OF  DELIVERY  OF   THIS
PROSPECTUS OR ANY SALE OF THE REDSS.


                                                         -------
                                                       PROSPECTUS
                                                         -------




              --------




                                                    __________, 1998




                                                         -------




                                                 CIBC OPPENHEIMER CORP.

UNTIL _____, 1998 (25 DAYS AFTER THE
COMMENCEMENT OF  THE  OFFERING), ALL
DEALERS  BUY,  SELL  OR  TRADE   THE
REDSS,  WHETHER OR NOT PARTICIPATING
IN THIS OFFERING, MAY BE REQUIRED TO
DELIVER A  PROSPECTUS.   THIS  IS IN
ADDITION   TO   THE   OBLIGATION  OF
DEALERS TO DELIVER A PROSPECTUS WHEN
ACTING  AS  UNDERWRITERS   AND  WITH
RESPECT  TO  THEIR UNSOLD ALLOTMENTS
OR SUBSCRIPTIONS.




======================================       ==================================

                                     PART C
                                OTHER INFORMATION


ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      1.    Financial Statements

      Part A -    (i)   Report of Independent Accountants
                  (ii)  Statement of Assets and Liabilities as of             ,
1998

      Part B -    none

      2.    Exhibits

(a)(1)(A)                    -         Declaration of Trust dated as of July 6, 1998
(a)(1)(B)                    -         Certificate of Trust dated July 6, 1998
(a)(2)                       -         Amended and Restated Declaration of Trust{(*)}
(b)                          -         Not applicable
(c)                          -         Not applicable
(d)(1)                       -         Form  of  Specimen  certificate of [         ] (included in
                                       Exhibit 2(a)(1) (B){ (*)}
(d)(2)                       -         Portions of the Declaration of Trust defining the rights of
                                       Holders of Securities{(*)}
(e)                          -         Not applicable
(f)                          -         Not applicable
(g)                          -         Not applicable
(h)                          -         Form of Underwriting Agreement{(*)}
(i)                          -         Not applicable
(j)                          -         Form of Custodian Agreement{(*)}
(k)(1)                       -         Form of Administration Agreement{(*)}
(k)(2)                       -         Form of Paying Agent Agreement{(*)}
(k)(3)                       -         Form of Purchase Contract{(*)}
(k)(4)                       -         Form of Collateral Agreement{(*)}
(k)(5)                       -         Form of Fund Expense Agreement{(*)}
(k)(6)                       -         Form of Fund Indemnity Agreement{(*)}
(l)                          -         Opinion and Consent of Counsel to the Trust{(*)}
(m)                          -         Not applicable
(n)(1)                       -         Tax Opinion of Counsel to the Trust{(*)}
(n)(2)                       -         Consent of Independent Public Accountants{(*)}
(n)(3)                       -         Consents to being named as Trustee{(*)}
(o)                          -         Not Applicable
(p)                          -         Form of Subscription Agreement{(*)}
(q)                          -         Not applicable
(r)                          -         Financial Data Schedule{(*)}

------------
{(*)}  To be filed by amendment.

                                                              EXHIBIT (A)(1)(A)

                      DECLARATION OF TRUST OF REDSS TRUST I

            Declaration of Trust, dated as of July 6, 1998, between Robert Blum, as sponsor (the "Sponsor"), and Andrew MacInnes, as trustee (the "Trustee"). The Sponsor and the Trustee hereby agree as follows:

            1. The trust created hereby shall be known as "REDSS Trust I" in which name the Trustee, or the Sponsor to the extent provided herein, may conduct the business of the Trust, make and execute contracts, and sue and be sued.

            2. The Sponsor hereby assigns, transfers, conveys and sets over to the Trustee the sum of $1. The Trustee hereby acknowledges receipt of such amount in trust from the Sponsor, which amount shall constitute the initial trust estate. The Trustee hereby declares that it will hold the trust estate in trust for the Sponsor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. ss. 3801 et seq. and that this document constitute the governing instrument of the Trust. The Trustee is hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in the form attached hereto or in such other form as the Trustee may approve.

            3. The Sponsor and the Trustee will enter into an amended and restated Declaration of Trust, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such amended and restated Declaration of Trust, the Trustee shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consents or approvals required by applicable law or otherwise.

            4. This Declaration of Trust may be executed in one or more counterparts.

            5. The trustee may resign upon thirty days prior notice to the Sponsor.

            IN WITNESS WHEREOF, the parties hereto have caused this Declaration of Trust to be duly executed as of the date first above written.

                                          SPONSOR

                                          /s/ Robert A. Blum
                                          ________________________
                                          Robert A. Blum, as Sponsor

                                          TRUSTEE


                                          /S/ ANDREW MACINNES
                                          -------------------------------------
                                          Andrew MacInnes, as Trustee

                                                              EXHIBIT (A)(1)(B)

                      CERTIFICATE OF TRUST OF REDSS TRUST I

            This Certificate of Trust of REDSS Trust I (the "Trust"), dated July 6, 1998, is being duly executed and filed by Andew MacInnes, as trustee, to form a business trust under the Delaware Business Trust Act (12 Del. C. ss. 3801, et seq.).

            1. NAME. The name of the business trust formed hereby is REDSS Trust I.

            2. REGISTERED OFFICE; REGISTERED AGENT. The business address of the registered office of the Trust in the State of Delaware is 1209 Orange Street, Wilmington, Delaware 19801. The name of the Trust's registered agent at such address is The Corporation Trust Company.

            3. EFFECTIVE DATE. This Certificate of Trust shall be effective upon the date and time of filing.

            4. The Trust is to be registered under the Investment Company Act of 1940, as amended, prior to the issuance of beneficial interests in the Trust.

            IN WITNESS WHEREOF, the undersigned, being the sole trustee of the Trust, has executed this Certificate of Trust as of the date first above written.




                                          /S/ ANDREW MACINNES
                                          -------------------------------------
                                          Andrew MacInnes, as Sole Trustee

ITEM 25.    MARKETING ARRANGEMENTS

      See Exhibit 2(h) of this Registration Statement.

ITEM 26.    OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

      The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

            Registration fees.......................................  $3,393.00
            New York Stock Exchange listing fee.....................  $ *
            Printing (other than certificates)......................  $ *
            Engraving and printing certificates.....................  $ *
            Fees and expenses of qualification under state
              securities laws (including fees of counsel)...........  $ *
            Accounting fees and expenses............................  $ *
            Legal fees and expenses.................................  $ *
            NASD fees...............................................  $ *
            Miscellaneous...........................................  $ *
                  Total.............................................  $ *
--------------------
{(*)}  To be furnished by amendment.

ITEM 27.    PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management and Administration of the Trust" is incorporated herein by reference.

ITEM 28.    NUMBER OF HOLDERS OF SECURITIES

      As of the effective date of this Registration Statement:

                   TITLE OF CLASS                     NUMBER OF RECORD HOLDERS
                   --------------                     ------------------------
REDSS representing shares of beneficial
interest                                                            1

ITEM 29.    INDEMNIFICATION

      The Underwriting Agreement (Exhibit 2(h) to this Registration Statement) provides for indemnification.

      The Amended and Restated Declaration of Trust filed as Exhibit 2(a)(1) to this Registration Statement provides for indemnification to each Trustee against any claim or liability incurred in acting as Trustee of the Trust, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of the Trustee's duties. The Custodian Agreement, Administration Agreement and Paying Agent Agreement filed as Exhibits 2(j), 2(k)(1) and 2(k)(2) to this Registration Statement provide for indemnification to the Custodian, Administrator and Paying Agent against any loss or expense incurred in the performance of their obligations under the respective agreements, unless such loss or expense is due to willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations. The Fund Indemnity Agreement filed as Exhibit 2(k)(6) to this Registration Statement provides that CIBC Oppenheimer will indemnify the Trust for certain indemnification expenses incurred under the Declaration of Trust, the Custodian Agreement, the Administration Agreement and the Paying Agent Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Not applicable.

ITEM 31.    LOCATION OF ACCOUNTS AND RECORDS

      The  accounts,  books  and  other documents required to be maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of the Registrant, c/o [CIBC Oppenheimer Corp., CIBC Oppenheimer Tower, World Financial Center, New York, New York 10281] and at the offices of The Bank of New York, the Registrant's Administrator, Custodian, paying agent, transfer agent and registrar. All other records so required to be maintained are maintained at the offices of the Registrant, c/o CIBC Oppenheimer Corp., CIBC Oppenheimer Tower, World Financial Center, New York, New York 10281.

ITEM 32.    MANAGEMENT SERVICES

      Not applicable.

ITEM 33.    UNDERTAKINGS

      (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more that ten percent from its net asset value per share as of the effective date of this Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in its prospectus contained herein.

      (b) The Registrant hereby undertakes that (i) for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective;
(ii) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

      Pursuant to the  requirements  of  the  Securities  Act  of  1933 and the
Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 6th day of July, 1998.

                                          REDDS TRUST I

                                          By: /S/ ANDREW MACINNES
                                          By:----------------------------------
                                             Andrew Macinnes, Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

         NAME                                    TITLE                     DATE
         ----                                    -----                     ----
Andrew MacInnes                                 Trustee                  July 6, 1998

                                  EXHIBIT INDEX

EXHIBIT                                          NAME OF EXHIBIT
-------                                          ---------------
(a)(1)(A)          Declaration of Trust dated as of July 6, 1998
(a)(1)(B)          Certificate of Trust dated July 6, 1998
(a)(2)             Amended and Restated Declaration of Trust{(*)}
(b)                Not applicable
(c)                Not applicable
(d)(1)             Form of Specimen Certificate of [       ] (included in Exhibit (a)(1){(*)}
(d)(2)             Portions of the Declaration of Trust defining the rights of Holders of
                   Securities{(*)}
(e)                Not applicable
(f)                Not applicable
(g)                Not applicable
(h)                Form of Underwriting Agreement{(*)}
(i)                Not applicable
(j)                Form of Custodian Agreement{(*)}
(k)(1)             Form of Administration Agreement{(*)}
(k)(2)             Form of Paying Agent Agreement{(*)}
(k)(3)             Form of Purchase Agreement{(*)}
(k)(4)             Form of Collateral Agreement{(*)}
(k)(5)             Form of Fund Expense Agreement{(*)}
(k)(6)             Form of Fund Indemnity Agreement{(*)}
(l)                Opinion and Consent of Counsel to the Trust{(*)}
(m)                Not applicable
(n)(1)             Tax Opinion of Counsel to the Trust{(*)}
(n)(2)             Consent of Independent Public Accountants{(*)}
(n)(3)             Consents to being named as Trustee{(*)}
(o)                Not Applicable
(p)                Form of Subscription Agreement{(*)}
(q)                Not applicable
(r)                Financial Data Schedule{(*)}
(s)                Power of Attorney
--------------------
{(*)}  To be filed by amendment.